                           [POLARIS PLATINUM II LOGO]
                                   PROSPECTUS
                                   MAY 1, 2014

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Sterling Capital Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.

This contract is no longer available for purchase by new contract owners.



UNDERLYING FUNDS:                                              MANAGED BY:
     Aggressive Growth                                         Wells Capital Management Incorporated
     Alliance Growth                                           AllianceBernstein L.P.
     American Funds Asset Allocation SAST(2)                   Capital Research and Management Company(1)
     American Funds Global Growth SAST(2)                      Capital Research and Management Company(1)
     American Funds Growth SAST(2)                             Capital Research and Management Company(1)
     American Funds Growth-Income SAST(2)                      Capital Research and Management Company(1)
     Balanced                                                  Edge Asset Management, Inc.
     Balanced                                                  J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                          Massachusetts Financial Services Company(3)
     Capital Appreciation                                      Wellington Management Company, LLP
     Capital Growth                                            The Boston Company Asset Management, LLC(4)
     Cash Management                                           BofA Advisors, LLC
     Conservative Growth                                       Edge Asset Management, Inc.
     Corporate Bond                                            Federated Investment Management Company
     Davis Venture Value                                       Davis Selected Advisers, L.P.
     "Dogs" of Wall Street                                     SunAmerica Asset Management, LLC(5)
     Emerging Markets                                          J.P. Morgan Investment Management Inc.
     Equity Opportunities                                      OppenheimerFunds, Inc.
     Foreign Value                                             Templeton Investment Counsel, LLC
     Franklin Founding Funds Allocation VIP Fund(6)            Franklin Templeton Services, LLC
     Franklin Income VIP Fund(6)                               Franklin Advisers, Inc.
     Fundamental Growth                                        Wells Capital Management Incorporated
     Global Bond                                               Goldman Sachs Asset Management
                                                               International
     Global Equities                                           J.P. Morgan Investment Management Inc.
     Government and Quality Bond                               Wellington Management Company, LLP
     Growth                                                    Wellington Management Company, LLP
     Growth-Income                                             J.P. Morgan Investment Management Inc.
     Growth Opportunities                                      Invesco Advisers, Inc.
     High-Yield Bond                                           PineBridge Investments LLC
     International Diversified Equities                        Morgan Stanley Investment Management Inc.
     International Growth and Income                           Putnam Investment Management, LLC
     Invesco V.I. American Franchise Fund, Series II Shares    Invesco Advisers, Inc.
     Invesco V.I. Comstock Fund, Series II Shares              Invesco Advisers, Inc.
     Invesco V.I. Growth and Income Fund, Series II Shares     Invesco Advisers, Inc.
     Lord Abbett Growth and Income                             Lord, Abbett & Co. LLC
     Marsico Focused Growth                                    Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust                         Massachusetts Financial Services Company
     MFS Total Return                                          Massachusetts Financial Services Company
     Mid-Cap Growth                                            J.P. Morgan Investment Management Inc.
     Natural Resources                                         Wellington Management Company, LLP
     Real Estate                                               Pyramis Global Advisors, LLC(7)
     Real Return                                               Wellington Management Company, LLP
     Small Company Value                                       Franklin Advisory Services, LLC
     Small & Mid Cap Value                                     AllianceBernstein L.P.
     Strategic Growth                                          Edge Asset Management, Inc.
     SunAmerica Dynamic Allocation Portfolio                   SunAmerica Asset Management, LLC(5) and
                                                               AllianceBernstein L.P.
     SunAmerica Dynamic Strategy Portfolio                     SunAmerica Asset Management, LLC(5) and
                                                               AllianceBernstein L.P.
     Technology                                                Columbia Management Investment Advisers,
                                                               LLC
     Telecom Utility                                           Massachusetts Financial Services Company
     Total Return Bond                                         Pacific Investment Management Company LLC

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:


UNDERLYING FUNDS:                                MANAGED BY:
Sterling Capital Equity Income VIF               Sterling Capital Management LLC
Sterling Capital Special Opportunities VIF       Sterling Capital Management LLC
Sterling Capital Total Return Bond VIF           Sterling Capital Management LLC



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:


UNDERLYING FUNDS:                                MANAGED BY:
Columbia VP-Asset Allocation Fund                Columbia Management Investment Advisers, LLC
Columbia VP-Dividend Opportunity Fund            Columbia Management Investment Advisers, LLC
Columbia VP-Income Opportunities Fund            Columbia Management Investment Advisers, LLC
Columbia VP-Marsico 21st Century Fund            Marsico Capital Management, LLC
Columbia VP-Marsico Focused Equities Fund        Marsico Capital Management, LLC
Columbia VP-Marsico Growth Fund                  Marsico Capital Management, LLC
Columbia VP-Marsico International Opportunities  Marsico Capital Management, LLC
  Fund
Columbia VP-Mid Cap Growth Opportunity Fund      Columbia Management Investment Advisers, LLC
Columbia VP-Small Company Growth Fund            Columbia Management Investment Advisers, LLC



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:

UNDERLYING FUNDS:                                MANAGED BY:
Asset Allocation                                 Edge Asset Management, Inc.


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):

UNDERLYING FUNDS:                                MANAGED BY:
Conservative Balanced                            Edge Asset Management, Inc.
Equity Income Account                            Edge Asset Management, Inc.
Flexible Income                                  Edge Asset Management, Inc.






(1)  Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder
     Funds is SAAMCo.

(2)  If you purchased your contract prior to May 1, 2007, you may invest directly in the
     American Funds Insurance Series. Please see Appendix A for details.

(3)  On or about October 1, 2013, the investment manager of the Blue Chip Growth Portfolio changed from SunAmerica Asset Management Corp. to Massachusetts Financial Services
     Company.

(4)  On May 1, 2014, the investment manager of the Capital Growth Portfolio changed from
     OppenheimerFunds, Inc. to The Boston Company Asset Management, LLC.

(5)  On January 1, 2014, SunAmerica Asset Management Corp. was renamed SunAmerica Asset
     Management, LLC.

(6)  On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP
     Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed
     Franklin Founding Funds Allocation VIP Fund.

(7)  On or about October 1, 2013, the investment manager of the Real Estate Portfolio changed from Davis Selected Advisers, L.P. to Pyramis Global Advisors, LLC.




Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2014. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY..............................................................    3
HIGHLIGHTS............................................................    4
FEE TABLE.............................................................    6
     Maximum Owner Transaction Expenses...............................    6
     Contract Maintenance Fee.........................................    6
     Separate Account Annual Expenses.................................    6
     Additional Optional Feature Fees.................................    6
     Optional MarketLock Income Plus Fee..............................    6
     Optional MarketLock For Life Plus Fee............................    6
     Optional MarketLock For Life Fee.................................    6
     Optional MarketLock Fee..........................................    6
     Optional MarketLock For Two Fee..................................    6
     Optional Polaris Income Rewards Fee..............................    6
     Optional Capital Protector Fee...................................    6
     Optional Income Protector Fee....................................    6
     Underlying Fund Expenses.........................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................    8
THE POLARIS PLATINUM(II) VARIABLE ANNUITY.............................    9
PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY....................    9
     Allocation of Purchase Payments..................................   10
     Polaris Rewards Program..........................................   11
     Accumulation Units...............................................   12
     Free Look........................................................   13
     Exchange Offers..................................................   13
     Important Information for Military Servicemembers................   13
INVESTMENT OPTIONS....................................................   13
     Variable Portfolios..............................................   13
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................   14
          Anchor Series Trust.........................................   15
          Columbia Funds Variable Insurance Trust.....................   14
          Columbia Funds Variable Insurance Trust I...................   14
          Columbia Funds Variable Series Trust II.....................   14
          Franklin Templeton Variable Insurance Products Trust........   14
          Lord Abbett Series Fund, Inc. ..............................   14
          Principal Variable Contracts Funds, Inc.....................   14
          Seasons Series Trust........................................   15
          Sterling Capital Variable Insurance Funds...................   14
          SunAmerica Series Trust.....................................   15
     Substitution, Addition or Deletion of Variable Portfolios........   18
     Fixed Accounts...................................................   18
     Dollar Cost Averaging Fixed Accounts.............................   18
     Dollar Cost Averaging Program....................................   19
     Polaris Portfolio Allocator Program..............................   19
     Transfers During the Accumulation Phase..........................   21
     Automatic Asset Rebalancing Program..............................   24
     Return Plus Program..............................................   24
     Voting Rights....................................................   24
ACCESS TO YOUR MONEY..................................................   24
     Free Withdrawal Amount...........................................   24
     Systematic Withdrawal Program....................................   26
     Nursing Home Waiver..............................................   26
     Minimum Contract Value...........................................   26
     Qualified Contract Owners........................................   27
OPTIONAL LIVING BENEFITS..............................................   27
     MarketLock Income Plus and MarketLock For Life Plus..............   27
     MarketLock For Life..............................................   36
     Additional Information About MarketLock Income Plus, MarketLock
            For Life Plus and MarketLock For Life.....................   41
     MarketLock and MarketLock For Two................................   43
     Polaris Income Rewards...........................................   49
     Capital Protector................................................   52
     Income Protector.................................................   53
MARKETLOCK FEATURES EXTENSION PARAMETERS..............................   55
DEATH BENEFITS........................................................   57
     Beneficiary Continuation Programs................................   57
     Death Benefit Defined Terms......................................   58
     Maximum Anniversary Value Death Benefit..........................   59
     Optional Combination HV & Roll-Up Death Benefit..................   61
     Optional EstatePlus Benefit......................................   62
     Spousal Continuation.............................................   62
EXPENSES..............................................................   63
     Separate Account Expenses........................................   63
     Withdrawal Charges...............................................   63
     Underlying Fund Expenses.........................................   64
     Contract Maintenance Fee.........................................   64
     Transfer Fee.....................................................   64
     Optional Living Benefits Fees....................................   64
     Optional Combination HV & Roll-Up Death Benefit Fees.............   64
     Optional EstatePlus Fee..........................................   65
     Premium Tax......................................................   65
     Income Taxes.....................................................   65
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................   65
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............   65
ANNUITY INCOME OPTIONS................................................   67
     The Income Phase.................................................   67
     Annuity Income Options...........................................   67
     Fixed or Variable Annuity Income Payments........................   67
     Annuity Income Payments..........................................   68
     Transfers During the Income Phase................................   68
     Deferment of Payments............................................   68
TAXES.................................................................   69
     Annuity Contracts in General.....................................   69
     Tax Treatment of Distributions - Non-Qualified Contracts.........   69
     Tax Treatment of Distributions - Qualified Contracts.............   70
     Required Minimum Distributions...................................   71
     Tax Treatment of Death Benefits..................................   71
     Tax Treatment of Optional Living Benefits........................   72
     Contracts Owned by a Trust or Corporation........................   72
     Gifts, Pledges and/or Assignments of a Contract..................   72
     Diversification and Investor Control.............................   72
OTHER INFORMATION.....................................................   72
     The Distributor..................................................   72
     The Company......................................................   73
     The Separate Account.............................................   74
     The General Account..............................................   74
     Financial Statements.............................................   74
     Administration...................................................   75
     Legal Proceedings................................................   75
     Registration Statements..........................................   75
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................   75
APPENDIX A - CONDENSED FINANCIAL INFORMATION..........................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............  B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........  C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29,
  2006................................................................  D-1
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
  PURCHASED PRIOR TO MAY 3, 2009......................................  E-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.



COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.




FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.



FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.



FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.



GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.



GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust, Sterling Capital Variable Insurance Funds and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. You may have elected to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elected this program, your contract will be subject to a longer, higher surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUM(II) VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards Program. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Purchase
  Payment)(2)..............................    9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).......................................  $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Charge(4).............   1.52%
  Optional EstatePlus Fee(5).............   0.25%
  Optional Combination HV & Roll-Up Death
     Benefit Fee.........................   0.50%
     Maximum Separate Account Annual
       Expenses(6).......................   2.02%


ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           1.10%
For Two Covered Persons...........................           1.35%


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.95%
For Two Covered Persons...........................           1.25%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%





OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(9)

                                                       ANNUALIZED FEE
                                                    --------------------
All years in which the feature is in effect.......          0.65%


OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(9)

ALL YEARS IN WHICH THE FEATURE IS IN EFFECT             ANNUALIZED FEE
-------------------------------------------          --------------------
Prior to Any Withdrawal...........................           0.40%
After the First Withdrawal........................           0.80%




OPTIONAL POLARIS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base)(10)

CONTRACT YEAR                                           ANNUALIZED FEE
-------------                                        --------------------
0-7...............................................           0.65%
8-10..............................................           0.45%
11+...............................................            none


OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(11)

CONTRACT YEAR                                           ANNUALIZED FEE
-------------                                        --------------------
0-7...............................................           0.50%
8-10..............................................           0.25%
11+...............................................            none


OPTIONAL INCOME PROTECTOR FEE

(calculated as a percentage of your Income Benefit
Base)(12).........................................           0.10%



UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2014)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES                           MINIMUM   MAXIMUM(13)
----------------------------       -------   -----------
(expenses that are deducted from
Trust assets, including
management fees, 12b-1 fees, if
applicable, and other
expenses).......................    0.72%       1.54%

FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.


(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:



YEARS SINCE RECEIPT:..........................................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards.......................................   7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
With Polaris Rewards..........................................   9%   9%   8%   7%   6%   5%   4%   3%   2%  0%



     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

(4) If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


(5) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%. This feature is not available on contracts issued in Washington.


(6) The Maximum Separate Account Annual Expenses reflect election of the Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a living benefit or the EstatePlus feature.

(7) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. For contracts issued between May 1, 2008 and April 30, 2009, the fee for MARKETLOCK INCOME PLUS is as follows: 0.95% for one covered person and 1.20% for two covered persons. For contracts issued prior to May 1, 2009, the fee for MARKETLOCK FOR LIFE PLUS +6% OPTION is as follows: 0.65% for one covered person and 0.90% for two covered persons and the fee for MARKETLOCK FOR LIFE PLUS +7% OPTION is as follows: 0.75% for one covered person and 1.00% for two covered persons.

(8) MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

(9) MarketLock and MarketLock for Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.

(10) Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

(11) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued prior to May 3, 2004, the fee is as follows: 0.55% for Years 0-5, 0.35% for Years 6-10 (0.20% in Washington and Oregon), no fee for Years 11+. For contracts issued in Washington or Oregon after to May 3, 2004, the fee is as follows: 0.65% for Years 0-7, 0.30% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below. For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows: 0.45% for Years 0-7, 0.15% for Years 8-10, no fee for Years 11+. For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows: 0.35% for Years 0-7, 0.10% for Years 8-10, no fee for Years 11+.

(12) Income Protector is an optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.


(13) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2014. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2013.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.77%, election of Polaris Rewards, the optional EstatePlus feature, the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.54%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,372     $2,219     $2,972     $4,779



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $472      $1,419     $2,372     $4,779



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)


(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $932      $1,215     $1,525     $2,626


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $232       $715      $1,225     $2,626


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Maximum Expense Examples reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancements.

4. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken after the stated period.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.02% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            THE POLARIS PLATINUM(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP


We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:


American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:


American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.

POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment

Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:

--------------------------------------------------------------------------------------
                               UPFRONT          DEFERRED
                               PAYMENT          PAYMENT
                             ENHANCEMENT      ENHANCEMENT         DEFERRED PAYMENT
    ENHANCEMENT LEVEL            RATE             RATE            ENHANCEMENT DATE
--------------------------------------------------------------------------------------
 Under $40,000                    2%               0%         N/A
--------------------------------------------------------------------------------------
 $40,000 - $99,999                4%               0%         N/A
--------------------------------------------------------------------------------------
 $100,000 - $499,999              4%               1%         Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------
 $500,000 - more                  5%               1%         Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------




We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2. multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an

     Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     COLUMBIA FUNDS VARIABLE INSURANCE TRUST, COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 1 AND 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust ("CFT"), Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").



     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES


     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").





     Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.



     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.



     STERLING CAPITAL VARIABLE INSURANCE FUNDS



     Sterling Capital Management LLC is the investment adviser to Sterling Capital Variable Insurance Funds ("VIF").





     Sterling Capital Manager Equity VIF ("Sterling Capital Manager") is structured as a Fund-of-Funds.



     Please see the Sterling Capital Variable Insurance Funds prospectus for details.


     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST - CLASS 3 SHARES


     SAAMCo is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES


     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").




     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


          MASTER-FEEDER FUNDS


          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO


          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


          The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


     If you purchased your contract prior to May 1, 2007, please see below for information regarding the American Funds Insurance Series.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.


UNDERLYING FUNDS                                          MANAGED BY:                                     TRUST     ASSET CLASS
----------------                                          -----------                                     -----     -----------
Aggressive Growth                                         Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                                           AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation SAST                      Capital Research and Management Company         SAST      BALANCED
American Funds Global Growth SAST                         Capital Research and Management Company         SAST      STOCK
American Funds Growth SAST                                Capital Research and Management Company         SAST      STOCK
American Funds Growth-Income SAST                         Capital Research and Management Company         SAST      STOCK
Balanced                                                  Edge Asset Management, Inc.                     PVCF      BALANCED
Balanced                                                  J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                                          Massachusetts Financial Services Company        SAST      STOCK
Cash Management                                           BofA Advisors, LLC                              SAST      CASH
Capital Appreciation                                      Wellington Management Company, LLP              AST       STOCK
Capital Growth                                            The Boston Company Asset Management, LLC        SAST      STOCK
Conservative Growth                                       Edge Asset Management, Inc.                     PVCF      BALANCED
Corporate Bond                                            Federated Investment Management Company         SAST      BOND
Davis Venture Value                                       Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                                     SunAmerica Asset Management, LLC                SAST      STOCK
Emerging Markets                                          J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                                      OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                                             Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Founding Funds Allocation VIP Fund               Franklin Templeton Services, LLC                FTVIPT    BALANCED
Franklin Income VIP Fund                                  Franklin Advisers, Inc.                         FTVIPT    BALANCED
Fundamental Growth                                        Wells Capital Management Incorporated           SAST      STOCK
Global Bond                                               Goldman Sachs Asset Management International    SAST      BOND
Global Equities                                           J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond                               Wellington Management Company, LLP              AST       BOND
Growth                                                    Wellington Management Company, LLP              AST       STOCK
Growth-Income                                             J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                                      Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                                           PineBridge Investments LLC                      SAST      BOND
International Diversified Equities                        Morgan Stanley Investment Management Inc.       SAST      STOCK
International Growth and Income                           Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise Fund, Series II Shares    Invesco Advisers, Inc.                          AVIF      STOCK
Invesco V.I. Comstock Fund, Series II Shares              Invesco Advisers, Inc.                          AVIF      STOCK
Invesco V.I. Growth and Income Fund, Series II Shares     Invesco Advisers, Inc.                          AVIF      STOCK
Lord Abbett Growth and Income                             Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                                    Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust                         Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                                          Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                                            J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                                         Wellington Management Company, LLP              AST       STOCK
Real Estate                                               Pyramis Global Advisors, LLC                    SAST      STOCK
Real Return                                               Wellington Management Company, LLP              SST       BOND
Small Company Value                                       Franklin Advisory Services, LLC                 SAST      STOCK
Small & Mid Cap Value                                     AllianceBernstein L.P.                          SAST      STOCK
Strategic Growth                                          Edge Asset Management, Inc.                     PVCF      STOCK
SunAmerica Dynamic Allocation Portfolio                   SunAmerica Asset Management, LLC and            SAST      BALANCED
                                                          AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio                     SunAmerica Asset Management, LLC and            SAST      BALANCED
                                                          AllianceBernstein L.P.
Technology                                                Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                                           Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                                         Pacific Investment Management Company LLC       SAST      BOND



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

                                                                                                                       ASSET
UNDERLYING FUNDS                                        MANAGED BY:                                      TRUST         CLASS
----------------                                        -----------                                      -----      ----------
Sterling Capital Equity Income VIF                      Sterling Capital Management LLC                  VIF        STOCK
Sterling Capital Special Opportunities VIF              Sterling Capital Management LLC                  VIF        STOCK
Sterling Capital Total Return Bond VIF                  Sterling Capital Management LLC                  VIF        BOND

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:

                                                                                                                       ASSET
UNDERLYING FUNDS                                        MANAGED BY:                                      TRUST         CLASS
----------------                                        -----------                                      -----      ----------
Columbia VP-Asset Allocation Fund                       Columbia Management Investment Advisers, LLC     CFT        BALANCED
Columbia VP-Dividend Opportunity Fund                   Columbia Management Investment Advisers, LLC     CFT II     BOND
Columbia VP-Income Opportunities Fund                   Columbia Management Investment Advisers, LLC     CFT II     STOCK
Columbia VP-Marsico 21st Century Fund                   Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Marsico Focused Equities Fund               Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Marsico Growth Fund                         Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Marsico International Opportunities Fund    Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Mid Cap Growth Opportunity Fund             Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Small Company Growth Fund                   Columbia Management Investment Advisers, LLC     CFT        STOCK


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:

                                                                                                                       ASSET
UNDERLYING FUNDS                                        MANAGED BY:                                      TRUST         CLASS
----------------                                        -----------                                      -----      ----------
Asset Allocation                                        Edge Asset Management, Inc.                      AST        BALANCED


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):

                                                                                                                       ASSET
UNDERLYING FUNDS                                        MANAGED BY:                                      TRUST         CLASS
----------------                                        -----------                                      -----      ----------
Conservative Balanced                                   Edge Asset Management, Inc.                      PVCF       BALANCED
Equity Income Account                                   Edge Asset Management, Inc.                      PVCF       STOCK
Flexible Income                                         Edge Asset Management, Inc.                      PVCF       BALANCED


IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2007, YOU MAY INVEST IN THE AMERICAN FUNDS INSURANCE SERIES ("AFIS") DIRECTLY. The discussion in the prospectus pertaining to the American Funds SAST Portfolios and the Master-Feeder arrangement does not apply to your contract. The following information applies to your contract:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

Capital Research and Management Company is the investment adviser to the American Funds Insurance Series ("AFIS"). There is an annualized 0.25% fee applicable to Class 2 shares of AFIS.

                                                                                                                       ASSET
UNDERLYING FUNDS                                        MANAGED BY:                                      TRUST         CLASS
----------------                                        -----------                                      -----      ----------
American Funds Global Growth                            Capital Research and Management Company          AFIS       STOCK
American Funds Growth-Income                            Capital Research and Management Company          AFIS       STOCK
American Funds Growth                                   Capital Research and Management Company          AFIS       STOCK


You should read the accompanying trust prospectus for the American Funds Insurance Series carefully. That prospectus contains detailed information about the Underlying Funds listed above, including each of Underlying Fund's fees, investment objective and risk factors.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

If you purchased your contract through certain broker-dealers, you may have invested in a model as part of a different asset allocation program apart from the Polaris Allocator program. If you invested in an asset allocation program apart from the Polaris Portfolio Allocator program, such models were designed by an investment adviser who may be affiliated with your broker dealer and who may manage some of the Underlying Funds in which the models invest. There may be revenue sharing arrangements between your broker-dealer and this investment adviser. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Among other things, the models may result in an increase in assets allocated to the Underlying Funds managed by the investment adviser, and therefore a corresponding increase in portfolio management fees collected by the investment adviser. Furthermore, the models in your broker-dealer's asset allocation program may not be current or updated annually. Please contact your financial representative for information about their asset allocation program and the relationship amongst the entities offering the models.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2014)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        3.0%         3.0%         4.0%         8.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         5.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         4.0%         4.0%         5.0%         8.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              4.0%         4.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         9.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         3.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         6.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth*                  1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Estate                              0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 Real Return                              9.0%         5.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         2.0%         2.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       14.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




* If you purchased your contract through Banc of America Investment Services, Inc., the Columbia Marsico Focused Equities Variable Portfolio is used instead of the Marsico Focused Growth Variable Portfolio.

The Polaris Portfolio Allocator Models listed above show the most current allocations available for this product. The Models are configured from time to time. Once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you invested in models in previous years, your investments, and any subsequent Purchase Payments, will be invested in the same Model as your current investment and will not be invested in the Models with the most current allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2013 and within the previous twelve months (from August 17, 2012 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2013 must be submitted by U.S. Mail (from August 17, 2013 through August 16,
2014).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.


Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Income Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
    D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the living benefits described below are available for election with new contracts.

MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus living benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional living benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.

IF YOU ELECT ONE COVERED PERSON(1):

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(2)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS(1):


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(2)            AGE             AGE(2)
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
      QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------

(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.


ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)


If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------



TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)


If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
       SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------


ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th
                 birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------

TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
       AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th
                 birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th
                 birthday                      4.75% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL*              WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/08)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL*              WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
       Prior to the 60th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 60 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL*              WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
------------------------------------------------------------------------
       Prior to the 65th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 65 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund, MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON

OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund (MarketLock For Life Plus +6% Option for contracts issued prior to 5/1/09 only), MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio; or


     4. Invest in accordance with the requirements outlined in the table below:


----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. Bond, Cash and Fixed   Minimum 20%*      Sterling Capital Total Return Bond VIF+
    Accounts               Maximum 100%      Cash Management
                                             Corporate Bond
                           *(30%, for        Global Bond
                           MarketLock        Government and Quality Bond
                           Income Plus and   Real Return
                           MarketLock For    Total Return Bond
                           Life Plus
                           issued on or      DCA FIXED ACCOUNTS++++
                           after 5/1/09)     6-Month DCA
                                             1-Year DCA
                                             2-Year DCA (if available)

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
 B. Equity Maximum         Minimum 0%        Aggressive Growth
                           Maximum 80%**     Alliance Growth
                                             American Fund Asset Allocation SAST
                           **(70%, for       American Funds Global Growth SAST
                           MarketLock        American Funds Growth SAST
                           Income Plus and   American Funds Growth-Income SAST
                           MarketLock For    Asset Allocation
                           Life Plus         Balanced
                           issued on or      Balanced (JPM)
                           after 5/1/09)     Sterling Capital Equity Income VIF+
                                             Sterling Capital Special Opportunities VIF+
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia VP-Asset Allocation Fund++
                                             Columbia VP-Dividend Opportunity Fund++
                                             Columbia VP-Income Opportunities Fund++
                                             Columbia VP-Marsico Focused Equities Fund++
                                             Columbia VP-Marsico Growth Fund++
                                             Columbia VP-Marsico International Opportunities
                                              Fund++
                                             Columbia VP-Mid Cap Growth Opportunity
                                              Fund++
                                             Conservative Balanced+++
                                             Conservative Growth
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Income Account+++
                                             Equity Opportunities
                                             Flexible Income+++
                                             Foreign Value
                                             Franklin Founding Funds Allocation VIP Fund
                                             Franklin Income VIP Funds
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                             Invesco V.I. Comstock Fund, Series II Shares
                                             Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                             Lord Abbett Growth and Income
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Strategic Growth
                                             SunAmerica Dynamic Allocation Portfolio
                                             SunAmerica Dynamic Strategy Portfolio
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
 C. Limited Equity         Minimum 0%        Capital Growth
                           Maximum 20%***    Columbia VP-Marsico 21st Century Fund++
                                             Columbia VP-Small Company Growth Fund++
                           ***(10%, for      Emerging Markets
                           MarketLock        Growth Opportunities
                           Income Plus and   Mid-Cap Growth
                           MarketLock For    Natural Resources
                           Life Plus         Real Estate
                           issued on or      Small Company Value
                           after 5/1/09)     Technology
------------------------------------------- --------------------------------------------------------



+ Only available if you purchased your contract through BB&T Investment Services, Inc.

++ Only available if you purchased your contract through Banc of America Investment Services, Inc.

+++ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

++++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer and/or 1-year Fixed Account, if available ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.

How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and/or spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and/or spousal continuation contribution, if any are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income

Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, WE DETERMINE THE INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.

------------------------------------------------------------------------
       FEATURE                     INCOME CREDIT PERCENTAGE
------------------------------------------------------------------------
  MarketLock Income      6% (reduced for withdrawals up to the Maximum
    Plus (contracts                Annual Withdrawal Amount)
  issued on or after
        5/1/09)
------------------------------------------------------------------------
  MarketLock Income      7% (reduced for withdrawals up to the Maximum
         Plus                      Annual Withdrawal Amount)
   (contracts issued
  between 5/1/08 and
       4/30/09)
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
       Life Plus
   (contracts issued
      on or after
        5/1/09)
------------------------------------------------------------------------
    MarketLock For          7% (0% in years withdrawals are taken)
     Life Plus +7%
        Option
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
    Life +6% Option
------------------------------------------------------------------------


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. During the Income Credit Period, the Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:

----------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                           COVERED             ANNUALIZED
                      FEATURE                              PERSONS                 FEE
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued on or              One                  1.10%
  after 5/1/09)                                              Two                  1.35%
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued between            One                  0.95%
  5/1/08 and 4/30/09)                                        Two                  1.20%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus (contracts issued on or            One                  0.95%
  after 5/1/09)                                              Two                  1.25%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 7%                                 One                  0.75%
  Option                                                     Two                  1.00%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 6%                                 One                  0.65%
  Option                                                     Two                  0.90%
----------------------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period?

MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91(st) birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or after May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

PLEASE SEE ADDITIONAL INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION REGARDING THESE LIVING BENEFITS.

MARKETLOCK FOR LIFE

When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

     1. 100% in the Cash Management Variable Portfolio; or

     2. 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


     3. 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income VIP Fund
        MFS Total Return
        SunAmerica Dynamic Allocation Portfolio
        SunAmerica Dynamic Strategy Portfolio; or

     4. In accordance with the requirements outlined in the table below:


-----------------------------------------------------------------------------------------------------
     INVESTMENT                INVESTMENT                          VARIABLE PORTFOLIOS
        GROUP                 REQUIREMENT                         AND/OR FIXED ACCOUNTS
--------------------- --------------------------- ---------------------------------------------------
 A. Bond, Cash and            Minimum 30%          Sterling Capital Total Return Bond VIF+
    Fixed Account             Maximum 100%         Cash Management
                                                   Corporate Bond
                                                   Global Bond
                                                   Government and Quality Bond
                                                   Real Return
                                                   Total Return Bond

                                                   DCA FIXED ACCOUNTS+++
                                                   6-Month DCA
                                                   1-Year DCA
                                                   2-Year DCA

                                                   FIXED ACCOUNTS
                                                   1-Year Fixed (if available)
--------------------- --------------------------- ---------------------------------------------------
 B. Equity Maximum             Minimum 0%          Aggressive Growth
                              Maximum 70%          Alliance Growth
                                                   American Funds Asset Allocation SAST
                                                   American Funds Global Growth SAST
                                                   American Funds Growth SAST
                                                   American Funds Growth-Income SAST
                                                   Asset Allocation
                                                   Balanced
                                                   Balanced (JPM)
                                                   Sterling Capital Equity Income VIF+
                                                   Sterling Capital Special Opportunities VIF+
                                                   Blue Chip Growth
                                                   Capital Appreciation
                                                   Columbia VP-Asset Allocation Fund++
                                                   Columbia VP-Dividend Opportunity Fund++
                                                   Columbia VP-Income Opportunities Fund++
                                                   Columbia VP-Marsico Focused Equities
                                                     Fund++
                                                   Columbia VP-Marsico Growth Fund++
                                                   Columbia VP-Marsico International
                                                     Opportunities Fund++
                                                   Columbia VP-Mid Cap Growth Opportunity
                                                      Fund++
                                                   Conservative Growth
                                                   Davis Venture Value
                                                   "Dogs" of Wall Street
                                                   Equity Opportunities
                                                   Foreign Value
                                                   Franklin Founding Funds Allocation
                                                     VIP Fund
                                                   Franklin Income VIP Fund
                                                   Fundamental Growth
                                                   Global Equities
                                                   Growth
                                                   Growth-Income
                                                   High-Yield Bond
                                                   International Diversified Equities
                                                   International Growth and Income
                                                   Invesco V.I. American Franchise Fund,
                                                     Series II Shares
                                                   Invesco V.I. Comstock Fund, Series II Shares
                                                   Invesco V.I. Growth and Income Fund,
                                                     Series II Shares
                                                   Lord Abbett Growth and Income
                                                   Marsico Focused Growth
                                                   MFS Massachusetts Investors Trust
                                                   MFS Total Return
                                                   Small & Mid Cap Value
                                                   Strategic Growth
                                                   SunAmerica Dynamic Allocation Portfolio
                                                   SunAmerica Dynamic Strategy Portfolio
                                                   Telecom Utility
--------------------- --------------------------- ---------------------------------------------------
 C. Limited Equity             Minimum 0%          Capital Growth
                              Maximum 10%          Columbia VP-Marsico 21st Century Fund++
                                                   Columbia VP-Small Company Growth Fund++
                                                   Emerging Markets
                                                   Growth Opportunities
                                                   Mid-Cap Growth
                                                   Natural Resources
                                                   Real Estate
                                                   Small Company Value
                                                   Technology
--------------------- --------------------------- ---------------------------------------------------




+ Only available if you purchased your contract through BB&T Investment Services, Inc.

++ Only available if you purchased your contract through Banc of America Investment Services, Inc.

+++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

How are the components for MarketLock for Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and continuation contribution, if any are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the prior fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION THESE LIVING BENEFITS.

ADDITIONAL INFORMATION ABOUT MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE

The following provides additional information applicable to these optional living benefits ("Living Benefit(s)").

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural

Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE?" above.

WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK
For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the withdrawal amount is guaranteed to last for life.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" below.

How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contribution, if any; however, Payment Enhancements and/or spousal continuation contribution, if any; are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Or, for contracts issued on or after May 1, 2006, the Maximum Annual Withdrawal Percentage is determined based on whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS BEFORE THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base step-up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess

Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or
2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals reduce the MAV Benefit Base as follows:

        If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

        (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

        (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount   withdrawal), divided by the current Maximum Annual
                                       Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------


MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if due to an Excess Withdrawal, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered to be Eligible Purchase Payments. However, Payment Enhancements and spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" above.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any payment option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock and MarketLock For Two be cancelled?"

POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose.

Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

     (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary

("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements and spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.45%
------------------------------------------------------------------------
                  8-10                                 0.15%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.35%
------------------------------------------------------------------------
                  8-10                                 0.10%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

INCOME PROTECTOR

Income Protector is an optional minimum income benefit, available for an additional charge and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;

     (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 10 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 10th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.

It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          MARKETLOCK FEATURES EXTENSION


                                   PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND MAY 31, 2010 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:



------------------------------------
 MARKETLOCK        CONTRACT PURCHASE
FEATURE            DATES
------------------------------------
                   May 4,
 MarketLock        2009 - January
     Income Plus   18, 2010
------------------------------------
                   May 4,
 MarketLock For    2009 - January
     Life Plus     18, 2010
------------------------------------
 MarketLock For    May 4, 2009 - May
     Life          31, 2010
------------------------------------




In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.



If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.



As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.



As with all important financial decisions, we recommend that you discuss this with your financial representative.



For information on the MarketLock Feature you elected at purchase, please see the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING BENEFITS.



How do I elect the Extension?



To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.



As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.



What is the fee if I elect the Extension?



If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                1.10%              1.20%
-------------------------------------------------------
       Two                1.35%              1.45%
-------------------------------------------------------




If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One

Covered Person and 0.20% for Two Covered Persons as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                0.95%              1.20%
-------------------------------------------------------
       Two                1.25%              1.45%
-------------------------------------------------------




If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                0.70%              0.95%
-------------------------------------------------------
       Two                0.95%              1.20%
-------------------------------------------------------




What are the investment requirements if I elect the Extension?



The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



---------------------------------------------------------------------------
---------------------------------------------------------------------------
 Option 1      Up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

---------------------------------------------------------------------------
 Option 2      At least 50% and up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

               Up to 50% in one or more of the following Variable
               Portfolios:
                 American Funds Asset Allocation SAST
                 Asset Allocation
                 Balanced (JPM)
                 Franklin Income VIP Fund
                 MFS Total Return
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 Option 3      25% SunAmerica Dynamic Allocation Portfolio and
               25% SunAmerica Dynamic Strategy Portfolio and

               50% in one of the following Models:
                 Polaris Portfolio Allocator Models*:
                 Model 1, Model 2 or Model 3
                 * Please see the allocations for the currently available
                   Polaris Portfolio Allocator Models above.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 Option 4      At least 50% and up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

               Up to 50% in accordance with the requirements outlined in
               the table below:
---------------------------------------------------------------------------





-------------------------------------------------------------------------------------
                           INVESTMENT               VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP          REQUIREMENT                    FIXED ACCOUNTS
-------------------------------------------------------------------------------------
 A. Bond, Cash and    Minimum 15%            Corporate Bond
    Fixed Accounts    Maximum 50%            Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Sterling Capital Total Return Bond
                                               VIF(1)
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS
                                             6-Month DCA
                                             1-Year DCA
                                             2-Year DCA

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
-------------------------------------------------------------------------------------
 B. Equity Maximum    Minimum 0%             Aggressive Growth
                      Maximum 35%            Alliance Growth
                                             American Funds Asset Allocation
                                               SAST
                                             American Funds Global Growth
                                               SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income
                                               SAST
                                             Asset Allocation
                                             Balanced(2)
                                             Balanced
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia VP-Asset Allocation Fund(2)
                                             Columbia VP-Dividend Opportunity
                                               Fund(2)
                                             Columbia VP-Income Opportunities
                                               Fund(2)
                                             Columbia VP-Marsico Focused
                                               Equities Fund(2)
                                             Columbia VP-Marsico Growth Fund(2)
                                             Columbia VP-Marsico International
                                               Opportunities Fund(2)
                                             Columbia VP-Mid Cap Growth
                                               Opportunity Fund(2)
                                             Conservative Growth
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Founding Funds Allocation
                                               VIP Fund
                                             Franklin Income VIP Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco V.I. American Franchise
                                               Fund, Series II Shares
                                             Invesco V.I. Comstock Fund,
                                               Series II Shares
                                             Invesco V.I. Growth and Income
                                               Fund, Series II Shares
                                             Lord Abbett Growth and Income
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Sterling Capital Equity Income VIF(1)
                                             Sterling Capital Special
                                               Opportunities VIF(1)
                                             Strategic Growth
                                             Telecom Utility
-------------------------------------------------------------------------------------




continued on next page

-------------------------------------------------------------------------------------
                           INVESTMENT               VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP          REQUIREMENT                    FIXED ACCOUNTS
-------------------------------------------------------------------------------------
 C. Limited Equity    Minimum 0%             Capital Growth
                      Maximum 5%             Columbia VP-Marsico 21st Century
                                               Fund(2)
                                             Columbia VP-Small Company
                                               Growth Fund(2)
                                             Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Real Estate
                                             Small Company Value
                                             Technology
-------------------------------------------------------------------------------------




(1) Only available if you purchased your contract through BB&T Investment Services, Inc.



(2) Only available if you purchased your contract through Banc of America Investment Services, Inc.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death to be satisfactory written proof of death received at our Annuity Service Center which may include but is not limited to:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or


     3. a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the

Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of contract value or Net Purchase Payments.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of contract value.

THE FOLLOWING IS APPLICABLE TO THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007:

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1. Contract value; or

     2. Total Purchase Payments less withdrawals; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE COMBINATION HV & ROLL-UP DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE ESTATEPLUS DEATH BENEFIT, A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in Washington.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION


The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation is not available in Washington.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payment recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS WAS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1. Contract value; or

     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue)plus any Purchase Payments less withdrawal recorded after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contact anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit or are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.



You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.


We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.


A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.



Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.


If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.


To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.



We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE ELECTION OF THE POLARIS REWARDS PROGRAM:

----------------------------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE
 PAYMENT
 RECEIPT             1            2            3            4            5            6            7            8+
----------------------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%           6%           5%           4%           3%           2%           1%           0%
----------------------------------------------------------------------------------------------------------------------


WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS PROGRAM:

----------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7       8       9      10+
----------------------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      9%      9%      8%      7%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------


These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.

The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of the Principal Variable Contracts Funds, Inc., Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust and Class 2 shares of Columbia Funds Variable Insurance Trust I. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

OPTIONAL LIVING BENEFIT FEES

Please see FEE TABLE above for a description of the optional living benefit fees offered over time in this contract.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2013 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     - transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);


     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the

Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.



OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.




More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D FOR MORE INFORMATION.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604


NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In connection with the resolution of the multi-state examination relating to these matters in the third quarter of 2012, the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.


In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by American General Life and Accident Insurance Company (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2014, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Performance Data
Fixed Advantage 7 Account Option For
  Polaris Platinum II Contracts Issued
  Prior to May 1, 2004, (if applicable)
Market Value Adjustment ("MVA") For Polaris
  Platinum II Contracts Issued Prior to May
  1, 2004, (if applicable)
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue
  Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES TRUST
AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

-----------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL         FISCAL         FISCAL         FISCAL
                                              YEAR          YEAR           YEAR           YEAR           YEAR
                                              ENDED         ENDED         ENDED          ENDED          ENDED
                                            12/31/04      12/31/05       12/31/06       12/31/07       12/31/08
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.720    (a)$14.595    (a)$15.591     (a)$17.353     (a)$16.976
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$14.595    (a)$15.591    (a)$17.353     (a)$16.976     (a)$7.892
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)304,888    (a)375,556    (a)449,908     (a)494,528     (a)491,661
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A

-----------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$27.122    (a)$28.764    (a)$32.957     (a)$32.629     (a)$36.738
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$28.764    (a)$32.957    (a)$32.629     (a)$36.738     (a)$21.389
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,392,217  (a)1,794,665  (a)2,883,084   (a)3,130,060   (a)2,794,859
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION
SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A         (a)$10.999     (a)$11.019
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A         (a)$11.019     (a)$7.614
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A         (a)346,582     (a)764,582
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.590    (a)$16.310    (a)$18.325     (a)$21.736     (a)$24.587
                                          (b)$14.537    (b)$16.209    (b)$18.167     (b)$21.494     (b)$24.253
     Ending AUV.........................  (a)$16.310    (a)$18.325    (a)$21.736     (a)$24.587     (a)$14.919
                                          (b)$16.209    (b)$18.167    (b)$21.494     (b)$24.253     (b)$14.680
     Ending Number of AUs...............  (a)2,812,544  (a)4,439,168  (a)6,576,024   (a)6,567,817   (a)5,922,495
                                          (b)342,128    (b)527,975    (b)654,434     (b)599,813     (b)513,299
-----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH SAST - SAST
Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A         (a)$11.461     (a)$12.137
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A         (a)$12.137     (a)$7.337
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A         (a)1,214,611   (a)3,351,467
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.197    (a)$15.434    (a)$16.088     (a)$18.254     (a)$18.886
                                          (b)$14.148    (b)$15.342    (b)$15.952     (b)$18.055     (b)$18.633
     Ending AUV.........................  (a)$15.434    (a)$16.088    (a)$18.254     (a)$18.886     (a)$11.561
                                          (b)$15.342    (b)$15.952    (b)$18.055     (b)$18.633     (b)$11.377
     Ending Number of AUs...............  (a)6,612,702  (a)9,143,527  (a)11,799,032  (a)11,980,460  (a)10,661,649
                                          (b)901,903    (b)1,137,934  (b)1,188,240   (b)1,050,719   (b)913,921
-----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST
Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A         (a)$11.011     (a)$10.859
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A         (a)$10.859     (a)$6.625
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A         (a)2,491,397   (a)5,456,199
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$7.892     (a)$10.892    (a)$12.966    (a)$12.486    (a)$14.256
                                          (b)$7.858     (b)$10.590    (b)$12.542    (b)$12.019    (b)$13.654
     Ending AUV.........................  (a)$10.892    (a)$12.966    (a)$12.486    (a)$14.256    (a)$20.022
                                          (b)$10.590    (b)$12.542    (b)$12.019    (b)$13.654    (b)$15.799
     Ending Number of AUs...............  (a)454,193    (a)447,748    (a)405,017    (a)339,282    (a)293,197
                                          (b)0          (b)0          (b)0          (b)0          (b)0

--------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$21.389    (a)$29.638    (a)$32.099    (a)$30.810    (a)$35.293
                                          (b)$22.189    (b)$28.788    (b)$31.023    (b)$29.628    (b)$33.770
     Ending AUV.........................  (a)$29.638    (a)$32.099    (a)$30.810    (a)$35.293    (a)$47.659
                                          (b)$28.788    (b)$31.023    (b)$29.628    (b)$33.770    (b)$37.468
     Ending Number of AUs...............  (a)2,360,694  (a)2,053,518  (a)1,681,228  (a)1,414,853  (a)1,062,484
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION
SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)$7.614     (a)$9.254     (a)$10.208    (a)$10.153    (a)$11.578
                                          (b)$7.657     (b)$9.105     (b)$9.994     (b)$9.890     (b)$11.222
     Ending AUV.........................  (a)$9.254     (a)$10.208    (a)$10.153    (a)$11.578    (a)$14.068
                                          (b)$9.105     (b)$9.994     (b)$9.890     (b)$11.222    (b)$13.567
     Ending Number of AUs...............  (a)972,438    (a)984,816    (a)954,537    (a)939,641    (a)882,777
                                          (b)13         (b)13         (b)13         (b)12         (b)0
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.919    (a)$20.911    (a)$23.014    (a)$20.653    (a)$24.930
                                          (b)$14.680    (b)$20.524    (b)$22.531    (b)$20.169    (b)$24.285
     Ending AUV.........................  (a)$20.911    (a)$23.014    (a)$20.653    (a)$24.930    (a)$31.720
                                          (b)$20.524    (b)$22.531    (b)$20.169    (b)$24.285    (b)$30,823
     Ending Number of AUs...............  (a)5,257,936  (a)4,681,236  (a)3,978,363  (a)3,246,339  (a)2,601,235
                                          (b)448,096    (b)368,729    (b)309,572    (b)248,177    (b)198,644
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH SAST - SAST
Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)$7.337     (a)$10.244    (a)$11.240    (a)$10.058    (a)$12.109
                                          (b)$7.646     (b)$10.081    (b)$11.006    (b)$9.799     (b)$11.738
     Ending AUV.........................  (a)$10.244    (a)$11.240    (a)$10.058    (a)$12.109    (a)$15.365
                                          (b)$10.081    (b)$11.006    (b)$9.799     (b)$11.738    (b)$14.821
     Ending Number of AUs...............  (a)3,595,822  (a)3,475,673  (a)3,397,018  (a)2,972,151  (a)2,361,822
                                          (b)1,045      (b)1,044      (b)1,044      (b)1,044      (b)1,032
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.561    (a)$14.944    (a)$16.399    (a)$15.856    (a)$18.347
                                          (b)$11.377    (b)$14.670    (b)$16.059    (b)$15.489    (b)$17.876
     Ending AUV.........................  (a)$14.944    (a)$16.399    (a)$15.856    (a)$18.347    (a)$24.126
                                          (b)$14.670    (b)$16.059    (b)$15.489    (b)$17.876    (b)$23.449
     Ending Number of AUs...............  (a)9,526,732  (a)8,469,221  (a)7,128,666  (a)5,927,575  (a)4,638,498
                                          (b)807,327    (b)671,491    (b)529,376    (b)436,490    (b)352,744
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST
Class 3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)$6.625     (a)$8.535     (a)$9.337     (a)$9.000     (a)$10.384
                                          (b)$6.701     (b)$8.398     (b)$9.140     (b)$8.766     (b)$10.065
     Ending AUV.........................  (a)$8.535     (a)$9.337     (a)$9.000     (a)$10.384    (a)$13.614
                                          (b)$8.398     (b)$9.140     (b)$8.766     (b)$10.065    (b)$13.129
     Ending Number of AUs...............  (a)5,551,826  (a)5,092,652  (a)4,721,704  (a)4,292,972  (a)3,477,012
                                          (b)265        (b)265        (b)265        (b)264        (b)250
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

* This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

   IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

----------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL         FISCAL         FISCAL        FISCAL
                                              YEAR          YEAR           YEAR           YEAR          YEAR
                                              ENDED         ENDED         ENDED          ENDED          ENDED
                                            12/31/04      12/31/05       12/31/06       12/31/07      12/31/08
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2
Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.667    (a)$16.252    (a)$18.599     (a)$20.190     (a)$22.342
                                          (b)$14.621    (b)$16.161    (b)$18.448     (b)$19.977     (b)$22.050
     Ending AUV.........................  (a)$16.252    (a)$18.599    (a)$20.190     (a)$22.342     (a)$12.329
                                          (b)$16.161    (b)$18.448    (b)$19.977     (b)$22.050     (b)$12.137
     Ending Number of AUs...............  (a)5,672,455  (a)8,463,500  (a)11,205,347  (a)10,564,026  (a)9,481,447
                                          (b)801,832    (b)1,028,165  (b)1,048,424   (b)915,712     (b)829,957

----------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class
3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A         (a)$11.204     (a)$11.748
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A         (a)$11.748     (a)$6.458
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A         (a)2,222,920   (a)5,068,818
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)$23.604     (a)$24.966     (a)$26.599
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)$24.966     (a)$26.599     (a)$20.109
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)4,146       (a)5,704       (a)8,316
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.149    (a)$14.844    (a)$14.860     (a)$16.185     (a)$16.762
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$14.844    (a)$14.860    (a)$16.185     (a)$16.762     (a)$12.208
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)379,968    (a)350,110    (a)419,732     (a)481,284     (a)440,594
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.160     (a)$8.828     (a)$9.192      (a)$9.993      (a)$10.668
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$8.828     (a)$9.192     (a)$9.993      (a)$10.668     (a)$7.732
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,625,466  (a)1,921,048  (a)2,069,620   (a)2,118,131   (a)1,907,434
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$5.769     (a)$5.965     (a)$6.009      (a)$6.292      (a)$7.051
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$5.965     (a)$6.009     (a)$6.292      (a)$7.051      (a)$4.225
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)752,019    (a)785,591    (a)895,957     (a)1,102,100   (a)1,033,941
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$33.529    (a)$35.945    (a)$39.429     (a)$43.161     (a)$54.156
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$35.945    (a)$39.429    (a)$43.161     (a)$54.156     (a)$31.735
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)2,519,158  (a)3,345,891  (a)4,374,300   (a)4,480,619   (a)4,311,735
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2
Shares*
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.329    (a)$16.929    (a)$19.788    (a)$18.656    (a)$21.661
                                          (b)$12.137    (b)$16.624    (b)$19.383    (b)$18.229    (b)$21.112
     Ending AUV.........................  (a)$16.929    (a)$19.788    (a)$18.656    (a)$21.661    (a)$27.758
                                          (b)$16.624    (b)$19.383    (b)$18.229    (b)$21.112    (b)$26.988
     Ending Number of AUs...............  (a)8,439,364  (a)7,333,394  (a)6,017,458  (a)4,859,759  (a)3,806,351
                                          (b)717,032    (b)567,186    (b)434,966    (b)342,188    (b)280,447

--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class
3 Shares
(Inception Date - 05/01/07)
     Beginning AUV......................  (a)$6.458     (a)$8.838     (a)$10.300    (a)$9.680     (a)$11.208
                                          (b)$6.828     (b)$8.699     (b)$10.086    (b)$9.433     (b)$10.866
     Ending AUV.........................  (a)$8.838     (a)$10.300    (a)$9.680     (a)$11.208    (a)$14.323
                                          (b)$8.699     (b)$10.086    (b)$9.433     (b)$10.866    (b)$13.818
     Ending Number of AUs...............  (a)5,141,842  (a)4,557,051  (a)4,209,973  (a)3,875,262  (a)3,204,349
                                          (b)613        (b)613        (b)613        (b)612        (b)599
--------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)$20.109    (a)$24.162    (a)$27.027    (a)$26.799    (a)$29.473
                                          (b)$19.700    (b)$23.699    (b)$26.376    (b)$26.022    (b)$28.475
     Ending AUV.........................  (a)$24.162    (a)$27.027    (a)$26.799    (a)$29.473    (a)$34.137
                                          (b)$23.699    (b)$26.376    (b)$26.022    (b)$28.475    (b)$30.902
     Ending Number of AUs...............  (a)8,273      (a)11,781     (a)17,374     (a)14,810     (a)11,455
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.208    (a)$14.876    (a)$16.345    (a)$16.424    (a)$18.253
                                          (b)$12.017    (b)$14.444    (b)$15.792    (b)$15.788    (b)$17.460
     Ending AUV.........................  (a)$14.876    (a)$16.345    (a)$16.424    (a)$18.253    (a)$21.428
                                          (b)$14.444    (b)$15.792    (b)$15.788    (b)$17.460    (b)$19.046
     Ending Number of AUs...............  (a)436,930    (a)509,710    (a)462,920    (a)467,325    (a)439,089
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$7.732     (a)$9.414     (a)$10.509    (a)$10.426    (a)$11.548
                                          (b)$7.402     (b)$8.943     (b)$9.949     (b)$9.829     (b)$10.820
     Ending AUV.........................  (a)$9.414     (a)$10.509    (a)$10.426    (a)$11.548    (a)$13.346
                                          (b)$8.943     (b)$9.949     (b)$9.829     (b)$10.820    (b)$11.741
     Ending Number of AUs...............  (a)1,636,760  (a)1,515,016  (a)1,274,725  (a)1,115,711  (a)956,861
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$4.225     (a)$5.681     (a)$6.279     (a)$5.824     (a)$6.384
                                          (b)$4.341     (b)$5.505     (b)$6.055     (b)$5.588     (b)$6.095
     Ending AUV.........................  (a)$5.681     (a)$6.279     (a)$5.824     (a)$6.384     (a)$8.404
                                          (b)$5.505     (b)$6.055     (b)$5.588     (b)$6.095     (b)$7.983
     Ending Number of AUs...............  (a)1,156,153  (a)1,232,362  (a)1,108,369  (a)990,421    (a)767,656
                                          (b)577        (b)577        (b)577        (b)577        (b)577
--------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$31.735    (a)$42.640    (a)$51.414    (a)$46.952    (a)$57.150
                                          (b)$30.642    (b)$41.439    (b)$49.718    (b)$45.176    (b)$54.713
     Ending AUV.........................  (a)$42.640    (a)$51.414    (a)$46.952    (a)$57.150    (a)$76.263
                                          (b)$41.439    (b)$49.718    (b)$45.176    (b)$54.713    (b)$72.649
     Ending Number of AUs...............  (a)3,820,586  (a)3,273,076  (a)2,863,451  (a)2,344,932  (a)1,775,419
                                          (b)103        (b)103        (b)103        (b)103        (b)103
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

* This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

---------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL         FISCAL
                                              YEAR          YEAR          YEAR          YEAR           YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07       12/31/08
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)$7.423     (a)$8.061     (a)$8.993
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)$8.061     (a)$8.993     (a)$4.845
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)2,736      (a)1,314,618  (a)2,819,772
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

---------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.878    (a)$12.756    (a)$12.882    (a)$13.243    (a)$13.597
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$12.756    (a)$12.882    (a)$13.243    (a)$13.597    (a)$13.516
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)4,601,605  (a)4,581,317  (a)6,262,248  (a)7,564,142  (a)12,573,373
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------

COLUMBIA VP-ASSET ALLOCATION FUND - CFT
Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$9.608     (a)$10.240    (a)$10.535    (a)$11.330    (a)$12.183
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.240    (a)$10.535    (a)$11.330    (a)$12.183    (a)$8.601
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)77,425     (a)64,127     (a)54,059     (a)51,580     (a)49,399
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------

COLUMBIA VP-DIVERSIFIED DIVIDEND
OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$9.431     (a)$10.512    (a)$11.320    (a)$13.173    (a)$13.329
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.512    (a)$11.320    (a)$13.173    (a)$13.329    (a)$8.261
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)373,341    (a)414,113    (a)411,462    (a)446,155    (a)393,903
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------

COLUMBIA VP-INCOME OPPORTUNITIES
FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$13.182    (a)$14.464    (a)$14.553    (a)$15.946    (a)$15.994
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$14.464    (a)$14.553    (a)$15.946    (a)$15.994    (a)$11.850
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)253,871    (a)289,705    (a)259,519    (a)284,458    (a)232,711
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO 21ST CENTURY
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$10.705    (a)$12.901    (a)$13.708    (a)$16.167    (a)$18.994
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$12.901    (a)$13.708    (a)$16.167    (a)$18.994    (a)$10.557
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)31,699     (a)38,437     (a)55,466     (a)59,644     (a)77,016
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO FOCUSED EQUITIES
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$9.382     (a)$10.289    (a)$11.179    (a)$11.921    (a)$13.334
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.289    (a)$11.179    (a)$11.921    (a)$13.334    (a)$7.709
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)664,662    (a)723,864    (a)713,487    (a)728,630    (a)666,408
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
---------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)$4.845     (a)$6.831     (a)$7.330     (a)$7.107     (a)$7.954
                                          (b)$5.183     (b)$6.706     (b)$7.160     (b)$6.907     (b)$7.692
     Ending AUV.........................  (a)$6.831     (a)$7.330     (a)$7.107     (a)$7.954     (a)$10.102
                                          (b)$6.706     (b)$7.160     (b)$6.907     (b)$7.692     (b)$8.546
     Ending Number of AUs...............  (a)2,478,783  (a)2,311,609  (a)2,026,729  (a)1,825,844  (a)1,542.952
                                          (b)0          (b)0          (b)0          (b)0          (b)0

--------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$13.516    (a)$13.286    (a)$13.022    (a)$12.758    (a)$12.503
                                          (b)$13.102    (b)$12.914    (b)$12.595    (b)$12.277    (b)$11.972
     Ending AUV.........................  (a)$13.286    (a)$13.022    (a)$12.758    (a)$12.503    (a)$12.253
                                          (b)$12.914    (b)$12.595    (b)$12.277    (b)$11.972    (b)$11.869
     Ending Number of AUs...............  (a)8,170,302  (a)6,120,505  (a)5,247,839  (a)4,511,830  (a)3,547,032
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-ASSET ALLOCATION FUND - CFT
Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$8.601     (a)$10.504    (a)$11.735    (a)$11.460    (a)$12.758
                                          (b)$8.607     (b)$10.213    (b)$11.287    (b)$10.928    (b)$12.046
     Ending AUV.........................  (a)$10.504    (a)$11.735    (a)$11.460    (a)$12.758    (a)$14.849
                                          (b)$10.213    (b)$11.287    (b)$10.928    (b)$12.046    (b)$13.928
     Ending Number of AUs...............  (a)40,575     (a)31,623     (a)27,204     (a)18,339     (a)18,148
                                          (b)11         (b)11         (b)11         (b)11         (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-DIVERSIFIED DIVIDEND
OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$8.261     (a)$10.089    (a)$11.426    (a)$10.447    (a)$11.740
                                          (b)$8.003     (b)$9.797     (b)$10.980    (b)$9.953     (b)$11.057
     Ending AUV.........................  (a)$10.089    (a)$11.426    (a)$10.447    (a)$11.740    (a)$14.665
                                          (b)$9.797     (b)$10.980    (b)$9.953     (b)$11.057    (b)$13.711
     Ending Number of AUs...............  (a)329,507    (a)275,971    (a)223,619    (a)172,667    (a)138,718
                                          (b)12         (b)12         (b)12         (b)12         (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-INCOME OPPORTUNITIES
FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$11.850    (a)$16.824    (a)$18.552    (a)$19.472    (a)$22.066
                                          (b)$13.345    (b)$16.309    (b)$17.894    (b)$18.688    (b)$21.071
     Ending AUV.........................  (a)$16.824    (a)$18.552    (a)$19.472    (a)$22.066    (a)$22.837
                                          (b)$16.309    (b)$17.894    (b)$18.688    (b)$21.071    (b)$21.959
     Ending Number of AUs...............  (a)180,489    (a)154,901    (a)114,083    (a)82,395     (a)56,039
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO 21ST CENTURY
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$10.557    (a)$13.213    (a)$15.279    (a)$13.253    (a)$14.538
                                          (b)$9.783     (b)$12.881    (b)$14.750    (b)$12.682    (b)$13.823
     Ending AUV.........................  (a)$13.213    (a)$15.279    (a)$13.253    (a)$14.538    (a)$20.397
                                          (b)$12.881    (b)$14.750    (b)$12.682    (b)$13.823    (b)$19.282
     Ending Number of AUs...............  (a)76,836     (a)69,952     (a)65,409     (a)46,900     (a)37,337
                                          (b)10         (b)10         (b)10         (b)10         (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO FOCUSED EQUITIES
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$7.709     (a)$9.770     (a)$11.423    (a)$10.957    (a)$12.091
                                          (b)$7.557     (b)$9.480     (b)$11.026    (b)$10.522    (b)$11.551
     Ending AUV.........................  (a)$9.770     (a)$11.423    (a)$10.957    (a)$12.091    (a)$16.447
                                          (b)$9.480     (b)$11.026    (b)$10.522    (b)$11.551    (b)$15.634
     Ending Number of AUs...............  (a)544,552    (a)429,980    (a)325,020    (a)246,848    (a)166,306
                                          (b)13         (b)13         (b)13         (b)12         (b)0
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO GROWTH FUND - CFT I
Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$8.602     (a)$9.577     (a)$10.135    (a)$10.590    (a)$12.254
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$9.577     (a)$10.135    (a)$10.590    (a)$12.254    (a)$7.308
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)327,478    (a)369,013    (a)347,490    (a)376,346    (a)345,281
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO INTERNATIONAL
OPPORTUNITIES FUND - CFT I Class 2
Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$11.886    (a)$13.650    (a)$16.070    (a)$19.503    (a)$22.989
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$13.650    (a)$16.070    (a)$19.503    (a)$22.989    (a)$11.663
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)283,024    (a)319,443    (a)304,317    (a)299,090    (a)286,270
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MID CAP GROWTH OPPORTUNITY
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$7.295     (a)$8.197     (a)$8.492     (a)$9.844     (a)$11.623
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$8.197     (a)$8.492     (a)$9.844     (a)$11.623    (a)$6.378
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)77,494     (a)76,174     (a)75,701     (a)65,635     (a)71,174
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-SMALL COMPANY GROWTH
FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$9.606     (a)$10.422    (a)$10.893    (a)$12.060    (a)$13.476
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.422    (a)$10.893    (a)$12.060    (a)$13.476    (a)$7.854
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)114,931    (a)124,687    (a)114,801    (a)110,228    (a)103,007
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

CONSERVATIVE GROWTH - PVCF Class 2
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.331     (a)$9.156     (a)$9.623     (a)$10.610    (a)$11.394
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$9.156     (a)$9.623     (a)$10.610    (a)$11.394    (a)$7.485
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)1,050,151  (a)1,027,621  (a)1,115,113  (a)1,106,919  (a)1,028,847
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.174    (a)$16.975    (a)$16.995    (a)$17.675    (a)$18.316
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$16.975    (a)$16.995    (a)$17.675    (a)$18.316    (a)$16.594
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)2,446,329  (a)3,611,661  (a)5,353,272  (a)7,944,595  (a)7,874,390
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$28.069    (a)$31.304    (a)$34.019    (a)$38.538    (a)$40.004
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$31.304    (a)$34.019    (a)$38.538    (a)$40.004    (a)$24.304
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)3,961,597  (a)5,339,471  (a)7,089,919  (a)7,953,979  (a)7,456,868
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO GROWTH FUND - CFT I
Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$7.308     (a)$9.117     (a)$10.914    (a)$10.465    (a)$11.568
                                          (b)$7.145     (b)$8.868     (b)$10.526    (b)$10.000    (b)$10.803
     Ending AUV.........................  (a)$9.117     (a)$10.914    (a)$10.465    (a)$11.568    (a)$15.456
                                          (b)$8.868     (b)$10.526    (b)$10.000    (b)$10.803    (b)$14.274
     Ending Number of AUs...............  (a)297,319    (a)230,658    (a)175,765    (a)127,776    (a)102,284
                                          (b)14         (b)14         (b)13         (b)13         (b)0

--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MARSICO INTERNATIONAL
OPPORTUNITIES FUND - CFT I Class 2
Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$11.663    (a)$15.846    (a)$17.750    (a)$14.653    (a)$16.974
                                          (b)$12.330    (b)$15.486    (b)$17.207    (b)$14.084    (b)$16.092
     Ending AUV.........................  (a)$15.846    (a)$17.750    (a)$14.653    (a)$16.974    (a)$20.129
                                          (b)$15.486    (b)$17.207    (b)$14.084    (b)$16.092    (b)$18.929
     Ending Number of AUs...............  (a)232,082    (a)198,783    (a)172,365    (a)121,059    (a)93,785
                                          (b)9          (b)8          (b)8          (b)8          (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-MID CAP GROWTH OPPORTUNITY
FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$6.378     (a)$9.036     (a)$11.575    (a)$10.823    (a)$11.883
                                          (b)$6.044     (b)$8.203     (b)$10.429    (b)$9.708     (b)$10.687
     Ending AUV.........................  (a)$9.036     (a)$11.575    (a)$10.823    (a)$11.883    (a)$15.361
                                          (b)$8.203     (b)$10.429    (b)$9.708     (b)$10.687    (b)$13.783
     Ending Number of AUs...............  (a)67,982     (a)56,173     (a)32,082     (a)15,060     (a)10,108
                                          (b)17         (b)16         (b)16         (b)16         (b)0
--------------------------------------------------------------------------------------------------------------

COLUMBIA VP-SMALL COMPANY GROWTH
FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
     Beginning AUV......................  (a)$7.854     (a)$9.721     (a)$12.291    (a)$11.434    (a)$12.613
                                          (b)$7.376     (b)$9.451     (b)$11.830    (b)$10.949    (b)$12.012
     Ending AUV.........................  (a)$9.721     (a)$12.291    (a)$11.434    (a)$12.613    (a)$17.451
                                          (b)$9.451     (b)$11.830    (b)$10.949    (b)$12.012    (b)$16.533
     Ending Number of AUs...............  (a)92,294     (a)72,546     (a)61,431     (a)39,280     (a)29,170
                                          (b)14         (b)13         (b)13         (b)13         (b)0
--------------------------------------------------------------------------------------------------------------

CONSERVATIVE GROWTH - PVCF Class 2
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$7.485     (a)$9.242     (a)$10.460    (a)$10.238    (a)$11.476
                                          (b)$7.103     (b)$8.822     (b)$9.903     (b)$9.590     (b)$10.663
     Ending AUV.........................  (a)$9.242     (a)$10.460    (a)$10.238    (a)$11.476    (a)$13.884
                                          (b)$8.822     (b)$9.903     (b)$9.590     (b)$10.663    (b)$11.793
     Ending Number of AUs...............  (a)908,972    (a)829,482    (a)705,421    (a)561,989    (a)496,783
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.594    (a)$21.354    (a)$23.280    (a)$24.338    (a)$26.640
                                          (b)$17.839    (b)$20.804    (b)$22.569    (b)$23.477    (b)$25.569
     Ending AUV.........................  (a)$21.354    (a)$23.280    (a)$24.338    (a)$26.640    (a)$26.540
                                          (b)$20.804    (b)$22.569    (b)$23.477    (b)$25.569    (b)$26.139
     Ending Number of AUs...............  (a)7,757,865  (a)7,077,643  (a)5,847,674  (a)5,176,059  (a)4,743,951
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$24.304    (a)$31.879    (a)$35.135    (a)$33.058    (a)$36.607
                                          (b)$24.290    (b)$30.982    (b)$33.976    (b)$31.808    (b)$35.047
     Ending AUV.........................  (a)$31.879    (a)$35.135    (a)$33.058    (a)$36.607    (a)$48.079
                                          (b)$30.982    (b)$33.976    (b)$31.808    (b)$35.047    (b)$45.801
     Ending Number of AUs...............  (a)6,697,843  (a)5,929,830  (a)5,057,127  (a)4,298,337  (a)3,314,920
                                          (b)171        (b)171        (b)171        (b)171        (b)171
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$10.500    (a)$11.309    (a)$10.807    (a)$12.916    (a)$12.444
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$11.309    (a)$10.807    (a)$12.916    (a)$12.444    (a)$8.974
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)418,075    (a)463,718    (a)597,474    (a)608,503    (a)532,185
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.933     (a)$10.934    (a)$14.738    (a)$18.981    (a)$26.368
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.934    (a)$14.738    (a)$18.981    (a)$26.368    (a)$11.238
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)456,021    (a)761,320    (a)1,649,432  (a)2,461,859  (a)3,013,050
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.184    (a)$17.475    (a)$17.970    (a)$20.603    (a)$20.262
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$17.475    (a)$17.970    (a)$20.603    (a)$20.262    (a)$12.248
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)622,734    (a)822,351    (a)903,364    (a)948,393    (a)855,879
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.463    (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377    (a)$12.999
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)5,451,685  (a)7,478,428  (a)8,464,352  (a)8,278,169  (a)8,160,636
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND* - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$6.617
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)1,074,744
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND* - FTVIPT Class
2 Shares
(Inception Date - 02/04/08)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$7.040
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)452,711
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.795    (a)$17.326    (a)$18.055    (a)$18.764    (a)$21.243
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$17.326    (a)$18.055    (a)$18.764    (a)$21.243    (a)$11.513
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)103,249    (a)135,003    (a)130,613    (a)997,044    (a)2,026,151
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.974     (a)$10.593    (a)$12.149    (a)$13.450    (a)$15.040
                                          (b)$8.177     (b)$10.330    (b)$11.788    (b)$12.985    (b)$14.448
     Ending AUV.........................  (a)$10.593    (a)$12.149    (a)$13.450    (a)$15.040    (a)$20.188
                                          (b)$10.330    (b)$11.788    (b)$12.985    (b)$14.448    (b)$17.272
     Ending Number of AUs...............  (a)569,876    (a)659,381    (a)630,729    (a)696,142    (a)762,907
                                          (b)0          (b)0          (b)0          (b)0          (b)0

--------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.238    (a)$19.504    (a)$22.710    (a)$16.491    (a)$19.240
                                          (b)$13.268    (b)$18.968    (b)$21.975    (b)$15.878    (b)$18.432
     Ending AUV.........................  (a)$19.504    (a)$22.710    (a)$16.491    (a)$19.240    (a)$18.263
                                          (b)$18.968    (b)$21.975    (b)$15.878    (b)$18.432    (b)$17.409
     Ending Number of AUs...............  (a)2,885,253  (a)2,610,864  (a)2,368,932  (a)2,038,403  (a)1,865,607
                                          (b)168        (b)168        (b)168        (b)168        (b)168
--------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.248    (a)$15.895    (a)$18.285    (a)$17.945    (a)$20.600
                                          (b)$12.370    (b)$15.408    (b)$17.632    (b)$17.215    (b)$19.663
     Ending AUV.........................  (a)$15.895    (a)$18.285    (a)$17.945    (a)$20.600    (a)$26.559
                                          (b)$15.408    (b)$17.632    (b)$17.215    (b)$19.663    (b)$21.995
     Ending Number of AUs...............  (a)747,474    (a)609,397    (a)513,063    (a)424,033    (a)401,046
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$12.999    (a)$16.636    (a)$16.865    (a)$14.641    (a)$17.202
                                          (b)$12.731    (b)$16.148    (b)$16.289    (b)$14.071    (b)$16.449
     Ending AUV.........................  (a)$16.636    (a)$16.865    (a)$14.641    (a)$17.202    (a)$20.854
                                          (b)$16.148    (b)$16.289    (b)$14.071    (b)$16.449    (b)$19.843
     Ending Number of AUs...............  (a)7,530,472  (a)6,984,027  (a)6,244,716  (a)5,154,162  (a)4,020,479
                                          (b)623        (b)623        (b)623        (b)623        (b)623
--------------------------------------------------------------------------------------------------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND* - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
     Beginning AUV......................  (a)$6.617     (a)$8.488     (a)$9.217     (a)$8.938     (a)$10.153
                                          (b)$6.647     (b)$8.368     (b)$9.041     (b)$8.724     (b)$9.860
     Ending AUV.........................  (a)$8.488     (a)$9.217     (a)$8.938     (a)$10.153    (a)$12.378
                                          (b)$8.368     (b)$9.041     (b)$8.724     (b)$9.860     (b)$10.930
     Ending Number of AUs...............  (a)1,212,273  (a)1,213,609  (a)1,107,667  (a)1,015,427  (a)901,986
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND* - FTVIPT Class
2 Shares
(Inception Date - 02/04/08)
     Beginning AUV......................  (a)$7.040     (a)$9.402     (a)$10.434    (a)$10.521    (a)$11.673
                                          (b)$7.356     (b)$9.243     (b)$10.205    (b)$10.239    (b)$11.304
     Ending AUV.........................  (a)$9.402     (a)$10.434    (a)$10.521    (a)$11.673    (a)$13.101
                                          (b)$9.243     (b)$10.205    (b)$10.239    (b)$11.304    (b)$12.179
     Ending Number of AUs...............  (a)877,832    (a)1,178,508  (a)1,578,964  (a)1,494,659  (a)1,241,439
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.513    (a)$15.380    (a)$17.680    (a)$16.417    (a)$18.736
                                          (b)$11.371    (b)$14.905    (b)$17.048    (b)$15.752    (b)$17.887
     Ending AUV.........................  (a)$15.380    (a)$17.680    (a)$16.417    (a)$18.736    (a)$25.231
                                          (b)$14.905    (b)$17.048    (b)$15.752    (b)$17.887    (b)$20.039
     Ending Number of AUs...............  (a)1,784,145  (a)1,585,375  (a)1,444,969  (a)1,287,260  (a)1,043,156
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

* On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES TRUST
AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

-----------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL         FISCAL         FISCAL         FISCAL
                                              YEAR          YEAR           YEAR           YEAR           YEAR
                                              ENDED         ENDED         ENDED          ENDED          ENDED
                                            12/31/04      12/31/05       12/31/06       12/31/07       12/31/08
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.611    (a)$16.968    (a)$17.435     (a)$17.792     (a)$19.469
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$16.968    (a)$17.435    (a)$17.792     (a)$19.469     (a)$20.211
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)503,487    (a)725,256    (a)1,071,309   (a)1,467,057   (a)1,980,249
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A

-----------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$15.584    (a)$17.129    (a)$19.485     (a)$23.713     (a)$26.063
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$17.129    (a)$19.485    (a)$23.713     (a)$26.063     (a)$14.494
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)119,362    (a)200,036    (a)362,260     (a)426,892     (a)359,200
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class
3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.588    (a)$16.854    (a)$16.995     (a)$17.248     (a)$18.012
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$16.854    (a)$16.995    (a)$17.248     (a)$18.012     (a)$18.463
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)6,795,338  (a)8,408,596  (a)10,626,261  (a)13,323,514  (a)12,573,696
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$26.615    (a)$28.987    (a)$30.508     (a)$33.954     (a)$36.761
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$28.987    (a)$30.508    (a)$33.954     (a)$36.761     (a)$21.517
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,902,186  (a)2,539,346  (a)2,914,292   (a)2,990,739   (a)2,897,675
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$25.658    (a)$28.116    (a)$29.613     (a)$31.254     (a)$34.122
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$28.116    (a)$29.613    (a)$31.254     (a)$34.122     (a)$19.139
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)341,335    (a)353,804    (a)331,445     (a)352,763     (a)310,819
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$4.557     (a)$4.753     (a)$5.027      (a)$5.603      (a)$6.692
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$4.753     (a)$5.027     (a)$5.603      (a)$6.692      (a)$4.215
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)376,828    (a)436,395    (a)2,038,593   (a)2,816,410   (a)3,614,829
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.978    (a)$17.285    (a)$18.488     (a)$20.828     (a)$20.746
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending AUV.........................  (a)$17.285    (a)$18.488    (a)$20.828     (a)$20.746     (a)$13.828
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,167,520  (a)1,439,531  (a)1,841,869   (a)1,781,080   (a)1,826,308
                                          (b)N/A        (b)N/A        (b)N/A         (b)N/A         (b)N/A
-----------------------------------------------------------------------------------------------------------------
   IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

----------------------------------------------------------------------------------------------------------------

                                              FISCAL         FISCAL        FISCAL        FISCAL        FISCAL
                                               YEAR           YEAR          YEAR          YEAR          YEAR
                                              ENDED          ENDED          ENDED         ENDED         ENDED
                                             12/31/09       12/31/10      12/31/11      12/31/12      12/31/13
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$20.211     (a)$21.345     (a)$22.288    (a)$23.156    (a)$23.633
                                          (b)$19.136     (b)$20.663     (b)$21.467    (b)$22.192    (b)$22.536
     Ending AUV.........................  (a)$21.345     (a)$22.288     (a)$23.156    (a)$23.633    (a)$22.397
                                          (b)$20.663     (b)$21.467     (b)$22.192    (b)$22.536    (b)$21.902
     Ending Number of AUs...............  (a)2,123,655   (a)2,003,164   (a)1,692,703  (a)1,565,162  (a)1,481,963
                                          (b)0           (b)0           (b)0          (b)0          (b)0

----------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.494     (a)$18.427     (a)$20.699    (a)$18.224    (a)$20.928
                                          (b)$13.912     (b)$17.855     (b)$19.957    (b)$17.483    (b)$19.976
     Ending AUV.........................  (a)$18.427     (a)$20.699     (a)$18.224    (a)$20.928    (a)$25.948
                                          (b)$17.855     (b)$19.957     (b)$17.483    (b)$19.976    (b)$22.133
     Ending Number of AUs...............  (a)346,708     (a)366,925     (a)297,833    (a)255,166    (a)213,565
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class
3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$18.463     (a)$18.913     (a)$19.507    (a)$20.524    (a)$20.928
                                          (b)$18.200     (b)$18.396     (b)$18.880    (b)$19.764    (b)$20.053
     Ending AUV.........................  (a)$18.913     (a)$19.507     (a)$20.524    (a)$20.928    (a)$20.132
                                          (b)$18.396     (b)$18.880     (b)$19.764    (b)$20.053    (b)$20.008
     Ending Number of AUs...............  (a)12,418,907  (a)11,113,465  (a)8,941,808  (a)8,119,895  (a)7,492,786
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$21.517     (a)$29.256     (a)$32.808    (a)$30.217    (a)$33.833
                                          (b)$21.984     (b)$28.440     (b)$31.734    (b)$29.082    (b)$32.399
     Ending AUV.........................  (a)$29.256     (a)$32.808     (a)$30.217    (a)$33.833    (a)$44.935
                                          (b)$28.440     (b)$31.734     (b)$29.082    (b)$32.399    (b)$36.577
     Ending Number of AUs...............  (a)2,415,806   (a)2,051,369   (a)1,734,792  (a)1,436,389  (a)1,086,474
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$19.139     (a)$24.102     (a)$26.402    (a)$28.103    (a)$31.403
                                          (b)$18.684     (b)$23.348     (b)$25.460    (b)$26.963    (b)$29.979
     Ending AUV.........................  (a)$24.102     (a)$26.402     (a)$28.103    (a)$31.403    (a)$40.652
                                          (b)$23.348     (b)$25.460     (b)$26.963    (b)$29.979    (b)$34.383
     Ending Number of AUs...............  (a)290,256     (a)256,001     (a)283,428    (a)286,264    (a)308,824
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$4.215      (a)$4.897      (a)$5.982     (a)$5.738     (a)$6.627
                                          (b)$3.783      (b)$4.770      (b)$5.797     (b)$5.533     (b)$6.358
     Ending AUV.........................  (a)$4.897      (a)$5.982      (a)$5.738     (a)$6.627     (a)$8.973
                                          (b)$4.770      (b)$5.797      (b)$5.533     (b)$6.358     (b)$8.566
     Ending Number of AUs...............  (a)4,462,823   (a)4,192,390   (a)3,933,064  (a)3,419,846  (a)2,503,192
                                          (b)1,098       (b)1,098       (b)1,098      (b)1,098      (b)1,098
----------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$13.828     (a)$19.294     (a)$21.723    (a)$22.255    (a)$25.579
                                          (b)$15.109     (b)$18.751     (b)$21.006    (b)$21.414    (b)$24.488
     Ending AUV.........................  (a)$19.294     (a)$21.723     (a)$22.255    (a)$25.579    (a)$27.118
                                          (b)$18.751     (b)$21.006     (b)$21.414    (b)$24.488    (b)$25.878
     Ending Number of AUs...............  (a)2,314,228   (a)1,850,960   (a)1,679,489  (a)1,528,526  (a)1,408,379
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

   IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

----------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL         FISCAL         FISCAL
                                              YEAR          YEAR          YEAR           YEAR           YEAR
                                              ENDED         ENDED         ENDED         ENDED          ENDED
                                            12/31/04      12/31/05      12/31/06       12/31/07       12/31/08
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$9.286     (a)$10.629    (a)$11.883    (a)$14.413     (a)$16.333
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$10.629    (a)$11.883    (a)$14.413    (a)$16.333     (a)$9.714
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)5,282,478  (a)6,980,114  (a)8,786,616  (a)9,617,980   (a)9,262,015
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A

----------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.204    (a)$13.305    (a)$14.940    (a)$18.647     (a)$19.633
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$13.305    (a)$14.940    (a)$18.647    (a)$19.633     (a)$10.433
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,095,825  (a)1,240,833  (a)2,346,218  (a)4,233,308   (a)6,154,304
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.654     (a)$9.101     (a)$9.648     (a)$9.752      (a)$11.204
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$9.101     (a)$9.648     (a)$9.752     (a)$11.204     (a)$5.615
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)550,209    (a)895,138    (a)753,453    (a)646,792     (a)548,186
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. COMSTOCK FUND, SERIES II
SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$10.434    (a)$12.068    (a)$12.374    (a)$14.143     (a)$13.606
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$12.068    (a)$12.374    (a)$14.143    (a)$13.606     (a)$8.603
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)3,195,672  (a)5,524,644  (a)4,594,908  (a)4,894,749   (a)5,027,807
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. GROWTH AND INCOME FUND,
SERIES II SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.100    (a)$12.476    (a)$13.482    (a)$15.400     (a)$15.551
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$12.476    (a)$13.482    (a)$15.400    (a)$15.551     (a)$10.383
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)5,646,184  (a)8,184,294  (a)9,167,857  (a)10,893,877  (a)11,485,293
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF
Class VC Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$10.556    (a)$11.713    (a)$11.911    (a)$13.758     (a)$14.016
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$11.713    (a)$11.911    (a)$13.758    (a)$14.016     (a)$8.777
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,842,691  (a)2,918,656  (a)3,343,646  (a)4,972,606   (a)6,142,792
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$9.507     (a)$10.391    (a)$11.302    (a)$12.058     (a)$13.463
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending AUV.........................  (a)$10.391    (a)$11.302    (a)$12.058    (a)$13.463     (a)$7.827
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
     Ending Number of AUs...............  (a)1,613,367  (a)1,862,559  (a)2,272,022  (a)2,262,925   (a)2,026,022
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A         (b)N/A
----------------------------------------------------------------------------------------------------------------
   IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

----------------------------------------------------------------------------------------------------------------

                                              FISCAL         FISCAL        FISCAL        FISCAL        FISCAL
                                               YEAR           YEAR          YEAR          YEAR          YEAR
                                              ENDED          ENDED          ENDED         ENDED         ENDED
                                             12/31/09       12/31/10      12/31/11      12/31/12      12/31/13
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$9.714      (a)$12.324     (a)$13.137    (a)$11.021    (a)$12.706
                                          (b)$9.244      (b)$11.988     (b)$12.714    (b)$10.614    (b)$12.175
     Ending AUV.........................  (a)$12.324     (a)$13.137     (a)$11.021    (a)$12.706    (a)$15.059
                                          (b)$11.988     (b)$12.714     (b)$10.614    (b)$12.175    (b)$14.358
     Ending Number of AUs...............  (a)8,059,397   (a)7,215,867   (a)6,526,955  (a)5,394,628  (a)4,441,964
                                          (b)427         (b)427         (b)427        (b)427        (b)427

----------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$10.433     (a)$13.095     (a)$13.778    (a)$11.669    (a)$13.905
                                          (b)$9.765      (b)$12.783     (b)$13.382    (b)$11.277    (b)$13.371
     Ending AUV.........................  (a)$13.095     (a)$13.778     (a)$11.669    (a)$13.905    (a)$16.673
                                          (b)$12.783     (b)$13.382     (b)$11.277    (b)$13.371    (b)$14.642
     Ending Number of AUs...............  (a)6,027,593   (a)5,658,894   (a)5,393,855  (a)4,574,249  (a)3,765,249
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$5.615      (a)$9.161      (a)$10.787    (a)$9.946     (a)$11.108
                                          (b)$6.534      (b)$8.834      (b)$10.342    (b)$9.483     (b)$10.538
     Ending AUV.........................  (a)$9.161      (a)$10.787     (a)$9.946     (a)$11.108    (a)$15.295
                                          (b)$8.834      (b)$10.342     (b)$9.483     (b)$10.538    (a)$11.684
     Ending Number of AUs...............  (a)759,990     (a)550,048     (a)428,208    (a)354,332    (a)239,846
                                          (b)0           (b)0           (b)0          (b)0          (b)0
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. COMSTOCK FUND, SERIES II
SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.603      (a)$10.880     (a)$12.397    (a)$11.953    (a)$14.000
                                          (b)$8.283      (b)$10.592     (b)$12.009    (b)$11.521    (b)$13.426
     Ending AUV.........................  (a)$10.880     (a)$12.397     (a)$11.953    (a)$14.000    (a)$18.707
                                          (b)$10.592     (b)$12.009     (b)$11.521    (b)$13.426    (b)$17.851
     Ending Number of AUs...............  (a)5,169,308   (a)4,675,833   (a)4,065,952  (a)3,415,925  (a)2,753,022
                                          (b)587         (b)587         (b)587        (b)587        (b)587
----------------------------------------------------------------------------------------------------------------

INVESCO V.I. GROWTH AND INCOME FUND,
SERIES II SHARES
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$10.383     (a)$12.692     (a)$14.024    (a)$13.500    (a)$15.203
                                          (b)$9.652      (b)$12.343     (b)$13.570    (b)$12.998    (a)$14.565
     Ending AUV.........................  (a)$12.692     (a)$14.024     (a)$13.500    (a)$15.203    (a)$20.032
                                          (b)$12.343     (b)$13.570     (b)$12.998    (b)$14.565    (a)$19.096
     Ending Number of AUs...............  (a)11,136,500  (a)10,025,266  (a)8,535,450  (a)7,244,489  (a)5,606,414
                                          (b)580         (b)580         (b)580        (b)580        (b)580
----------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF
Class VC Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.777      (a)$10.278     (a)$11.885    (a)$10.994    (a)$12.137
                                          (b)$8.100      (b)$9.976      (b)$11.478    (b)$10.564    (b)$11.604
     Ending AUV.........................  (a)$10.278     (a)$11.885     (a)$10.994    (a)$12.137    (a)$16.246
                                          (b)$9.976      (b)$11.478     (b)$10.564    (b)$11.604    (b)$15.456
     Ending Number of AUs...............  (a)6,112,926   (a)5,434,465   (a)4,830,576  (a)4,278,388  (a)3,269,185
                                          (b)304         (b)304         (b)304        (b)304        (b)304
----------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$7.827      (a)$10.052     (a)$11.594    (a)$11.227    (a)$12.271
                                          (b)$7.753      (b)$9.774      (b)$11.218    (b)$10.809    (b)$11.754
     Ending AUV.........................  (a)$10.052     (a)$11.594     (a)$11.227    (a)$12.271    (a)$16.240
                                          (b)$9.774      (b)$11.218     (b)$10.809    (b)$11.754    (b)$15.479
     Ending Number of AUs...............  (a)1,862,756   (a)1,664,935   (a)1,406,406  (a)1,282,844  (a)1,118,645
                                          (b)430         (b)430         (b)430        (b)430        (b)430
----------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$17.969    (a)$19.749    (a)$20.902    (a)$23.242    (a)$25.248
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$19.749    (a)$20.902    (a)$23.242    (a)$25.248    (a)$16.758
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)965,475    (a)1,154,664  (a)1,222,475  (a)1,162,435  (a)1,487,750
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$22.797    (a)$24.931    (a)$25.240    (a)$27.772    (a)$28.439
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$24.931    (a)$25.240    (a)$27.772    (a)$28.439    (a)$21.787
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)2,762,921  (a)3,689,840  (a)4,509,276  (a)5,050,185  (a)4,098,186
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$9.392     (a)$10.528    (a)$10.672    (a)$10.754    (a)$12.356
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$10.528    (a)$10.672    (a)$10.754    (a)$12.356    (a)$6.875
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)2,889,335  (a)3,399,290  (a)3,745,555  (a)3,794,939  (a)3,656,635
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$22.162    (a)$27.232    (a)$39.093    (a)$47.983    (a)$66.094
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$27.232    (a)$39.093    (a)$47.983    (a)$66.094    (a)$32.598
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)404,634    (a)739,694    (a)1,154,271  (a)1,381,792  (a)1,525,014
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.050    (a)$21.219    (a)$23.619    (a)$31.207    (a)$26.262
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$21.219    (a)$23.619    (a)$31.207    (a)$26.262    (a)$14.476
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)766,182    (a)1,038,763  (a)1,640,171  (a)2,229,342  (a)2,838,918
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3
Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)$10.000    (a)$10.117    (a)$9.283
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)$10.117    (a)$9.283     (a)$6.043
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)728,027    (a)2,654,238  (a)3,939,977
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$16.758    (a)$20.866    (a)$22.794    (a)$21.966    (a)$25.713
                                          (b)$16.241    (b)$20.243    (b)$22.003    (b)$21.099    (b)$24.575
     Ending AUV.........................  (a)$20.866    (a)$22.794    (a)$21.966    (a)$25.713    (a)$33.301
                                          (b)$20.243    (b)$22.003    (b)$21.099    (b)$24.575    (b)$31.669
     Ending Number of AUs...............  (a)1,707,391  (a)1,610,509  (a)1,423,784  (a)1,274,264  (a)1,036,519
                                          (b)361        (b)361        (b)361        (b)361        (b)361

--------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$21.787    (a)$25.360    (a)$27.416    (a)$27.454    (a)$30.024
                                          (b)$21.399    (b)$24.649    (b)$26.515    (b)$26.419    (b)$28.748
     Ending AUV.........................  (a)$25.360    (a)$27.416    (a)$27.454    (a)$30.024    (a)$35.105
                                          (b)$24.649    (b)$26.515    (b)$26.419    (b)$28.748    (b)$31.441
     Ending Number of AUs...............  (a)3,860,985  (a)3,460,118  (a)2,753,236  (a)2,357,821  (a)1,981,104
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$6.875     (a)$9.620     (a)$11.857    (a)$10.958    (a)$12.494
                                          (b)$7.110     (b)$9.307     (b)$11.414    (b)$10.496    (b)$11.907
     Ending AUV.........................  (a)$9.620     (a)$11.857    (a)$10.958    (a)$12.494    (a)$17.483
                                          (b)$9.307     (b)$11.414    (b)$10.496    (b)$11.907    (b)$16.579
     Ending Number of AUs...............  (a)3,388,923  (a)2,957,996  (a)2,578,427  (a)2,145,208  (a)1,635,903
                                          (b)231        (b)231        (b)231        (b)231        (b)231
--------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$32.598    (a)$50.623    (a)$57.792    (a)$45.273    (a)$46.044
                                          (b)$37.718    (b)$49.215    (b)$55.904    (b)$43.575    (b)$44.096
     Ending AUV.........................  (a)$50.623    (a)$57.792    (a)$45.273    (a)$46.044    (a)$47.861
                                          (b)$49.215    (b)$55.904    (b)$43.575    (b)$44.096    (b)$44.222
     Ending Number of AUs...............  (a)1,343,473  (a)1,195,259  (a)1,084,790  (a)953,396    (a)775,776
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$14.476    (a)$18.458    (a)$21.742    (a)$23.102    (a)$26.607
                                          (b)$12.455    (b)$17.941    (b)$21.028    (b)$22.231    (b)$25.477
     Ending AUV.........................  (a)$18.458    (a)$21.742    (a)$23.102    (a)$26.607    (a)$25.596
                                          (b)$17.941    (b)$21.028    (b)$22.231    (b)$25.477    (b)$24.386
     Ending Number of AUs...............  (a)2,822,939  (a)2,595,608  (a)2,150,616  (a)1,920,827  (a)1,794,882
                                          (b)290        (b)290        (b)290        (b)290        (b)290
--------------------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
     Beginning AUV......................  (a)N/A        (a)$11.303    (a)$11.400    (a)$11.901    (a)$12.166
                                          (b)N/A        (b)$11.283    (b)$11.342    (b)$11.782    (b)$11.984
     Ending AUV.........................  (a)N/A        (a)$11.400    (a)$11.901    (a)$12.166    (a)$11.355
                                          (b)N/A        (b)$11.342    (b)$11.782    (b)$11.984    (b)$11.890
     Ending Number of AUs...............  (a)N/A        (a)367,050    (a)689,381    (a)843,258    (a)971,371
                                          (b)N/A        (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3
Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)$6.043     (a)$7.836     (a)$9.761     (a)$9.281     (a)$10.747
                                          (b)$5.771     (b)$7.694     (b)$9.537     (b)$9.022     (b)$10.395
     Ending AUV.........................  (a)$7.836     (a)$9.761     (a)$9.281     (a)$10.747    (a)$14.294
                                          (b)$7.694     (b)$9.537     (b)$9.022     (b)$10.395    (b)$13.757
     Ending Number of AUs...............  (a)4,039,898  (a)3,510,470  (a)3,196,735  (a)2,780,211  (a)2,176,250
                                          (b)519        (b)519        (b)519        (b)519        (b)519
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$13.588    (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366    (a)$11.728
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)3,052,819  (a)4,137,920  (a)5,143,175  (a)6,305,761  (a)7,184,906
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)N/A        (a)$10.000    (a)$10.489    (a)$12.529    (a)$11.616
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)$10.489    (a)$12.529    (a)$11.616    (a)$7.159
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)10,292     (a)105,524    (a)148,107    (a)110,124
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL SPECIAL OPPORTUNITIES
VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)N/A        (a)$10.000    (a)$10.364    (a)$12.731    (a)$14.221
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)$10.364    (a)$12.731    (a)$14.221    (a)$9.284
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)21,617     (a)145,572    (a)335,246    (a)385,627
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL STRATEGIC ALLOCATION
EQUITY VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)N/A        (a)$10.000    (a)$10.479    (a)$11.947    (a)$12.011
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)$10.479    (a)$11.947    (a)$12.011    (a)$7.308
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)30         (a)123,936    (a)173,827    (a)153,612
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL TOTAL RETURN BOND
VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)N/A        (a)$10.000    (a)$10.011    (a)$10.202    (a)$10.698
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)$10.011    (a)$10.202    (a)$10.698    (a)$10.893
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)16,874     (a)$113,717   (a)303,010    (a)304,777
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO - PVCF Class
2 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$8.989     (a)$9.964     (a)$10.547    (a)$11.714    (a)$12.615
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$9.964     (a)$10.547    (a)$11.714    (a)$12.615    (a)$7.758
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)366,800    (a)414,070    (a)424,086    (a)461,328    (a)368,304
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

SUNAMERICA DYNAMIC ALLOCATION - SAST
Class 3 Shares
(Inception Date - 06/18/12)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$11.728    (a)$16.419    (a)$20.299    (a)$18.349    (a)$21.380
                                          (b)$11.683    (b)$15.963    (b)$19.637    (b)$17.663    (b)$20.477
     Ending AUV.........................  (a)$16.419    (a)$20.299    (a)$18.349    (a)$21.380    (a)$28.945
                                          (b)$15.963    (b)$19.637    (b)$17.663    (b)$20.477    (b)$27.585
     Ending Number of AUs...............  (a)6,674,500  (a)5,939,568  (a)5,238,640  (a)4,374,096  (a)3,340,965
                                          (b)534        (b)534        (b)534        (b)534        (b)526

--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)$7.159     (a)$8.354     (a)$9.210     (a)$8.705     (a)$9.798
                                          (b)$6.523     (b)$8.074     (b)$8.852     (b)$8.333     (b)$9.393
     Ending AUV.........................  (a)$8.354     (a)$9.210     (a)$8.705     (a)$9.798     (a)$11.363
                                          (b)$8.074     (b)$8.852     (b)$8.333     (b)$9.393     (b)$10.187
     Ending Number of AUs...............  (a)102,385    (a)95,750     (a)81,322     (a)65,106     (a)52,346
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL SPECIAL OPPORTUNITIES
VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)$9.284     (a)$13.124    (a)$15.025    (a)$14.276    (a)$16.075
                                          (b)$10.097    (b)$12.834    (b)$14.619    (b)$13.821    (b)$15.485
     Ending AUV.........................  (a)$13.124    (a)$15.025    (a)$14.276    (a)$16.075    (a)$20.079
                                          (b)$12.834    (b)$14.619    (b)$13.821    (b)$15.485    (b)$16.962
     Ending Number of AUs...............  (a)407,050    (a)377,464    (a)352,686    (a)277,803    (a)205,341
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL STRATEGIC ALLOCATION
EQUITY VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)$7.308     (a)$9.014     (a)$10.208    (a)$9.318     (a)$10.408
                                          (b)$6.877     (b)$8.688     (b)$9.762     (b)$8.863     (b)$9.906
     Ending AUV.........................  (a)$9.014     (a)$10.208    (a)$9.318     (a)$10.408    (a)$--
                                          (b)$8.688     (b)$9.762     (b)$8.863     (b)$9.906     (b)$--
     Ending Number of AUs...............  (a)101,123    (a)75,297     (a)70,979     (a)67,218     (a)0
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

STERLING CAPITAL TOTAL RETURN BOND
VIF - VIF
(Inception Date - 10/10/05)
     Beginning AUV......................  (a)$10.893    (a)$11.647    (a)$12.357    (a)$12.913    (a)$13.494
                                          (b)$10.678    (b)$11.243    (b)$11.813    (b)$12.241    (b)$12.781
     Ending AUV.........................  (a)$11.647    (a)$12.357    (a)$12.913    (a)$13.494    (a)$13.083
                                          (b)$11.243    (b)$11.813    (b)$12.241    (b)$12.781    (b)$12.866
     Ending Number of AUs...............  (a)284,031    (a)246,049    (a)221,335    (a)229,193    (a)183,961
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO - PVCF Class
2 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$7.758     (a)$9.708     (a)$11.108    (a)$10.708    (a)$12.153
                                          (b)$7.265     (b)$9.273     (b)$10.645    (b)$10.261    (b)$11.660
     Ending AUV.........................  (a)$9.708     (a)$11.108    (a)$10.708    (a)$12.153    (a)$15.214
                                          (b)$9.273     (b)$10.645    (b)$10.261    (b)$11.660    (b)$13.139
     Ending Number of AUs...............  (a)320,433    (a)265,040    (a)243,821    (a)229,822    (a)182,397
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

SUNAMERICA DYNAMIC ALLOCATION - SAST
Class 3 Shares
(Inception Date - 06/18/12)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)$10.034    (a)$10.517
                                          (b)N/A        (b)N/A        (b)N/A        (b)$9.994     (b)$10.423
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)$10.517    (a)$12.134
                                          (b)N/A        (b)N/A        (b)N/A        (b)$10.423    (b)$11.352
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)35,027     (a)1,925,857
                                          (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

SUNAMERICA DYNAMIC STRATEGY - SAST Class
3 Shares
(Inception Date - 07/16/12)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$2.544     (a)$2.436     (a)$2.388     (a)$2.373     (a)$2.842
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)$2.436     (a)$2.388     (a)$2.373     (a)$2.842     (a)$1.364
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)2,169,510  (a)2,548,377  (a)2,728,058  (a)3,477,553  (a)3,622,635
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)$13.372    (a)$15.021    (a)$17.850
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)$15.021    (a)$17.850    (a)$10.971
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)42,419     (a)192,952    (a)333,788
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)$20.026    (a)$21.174    (a)$21.958
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending AUV.........................  (a)N/A        (a)N/A        (a)$21.174    (a)$21.958    (a)$22.667
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)374        (a)38,934     (a)1,404,183
                                          (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------
  IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12b-1 FEES) OF ANCHOR SERIES
TRUST  AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.

--------------------------------------------------------------------------------------------------------------

                                             FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                            12/31/09      12/31/10      12/31/11      12/31/12      12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

SUNAMERICA DYNAMIC STRATEGY - SAST Class
3 Shares
(Inception Date - 07/16/12)
     Beginning AUV......................  (a)N/A        (a)N/A        (a)N/A        (a)$9.999     (a)$10.416
                                          (b)N/A        (b)N/A        (b)N/A        (b)$9.999     (b)$10.377
     Ending AUV.........................  (a)N/A        (a)N/A        (a)N/A        (a)$10.416    (a)$12.060
                                          (b)N/A        (b)N/A        (b)N/A        (b)$10.377    (b)$11.365
     Ending Number of AUs...............  (a)N/A        (a)N/A        (a)N/A        (a)1,336      (a)2,057,766
                                          (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0

--------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
     Beginning AUV......................  (a)$1.364     (a)$2.016     (a)$2.382     (a)$2.214     (a)$2.344
                                          (b)$1.422     (b)$1.954     (b)$2.298     (b)$2.125     (b)$2.239
     Ending AUV.........................  (a)$2.016     (a)$2.382     (a)$2.214     (a)$2.344     (a)$2.900
                                          (b)$1.954     (b)$2.298     (b)$2.125     (b)$2.239     (b)$2.400
     Ending Number of AUs...............  (a)4,831,957  (a)4,549,474  (a)3,719,255  (a)3,137,775  (a)2,219,239
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
     Beginning AUV......................  (a)$10.971    (a)$14.235    (a)$15.885    (a)$16.584    (a)$18.489
                                          (b)$10.918    (b)$13.987    (b)$15.530    (b)$16.133    (b)$17.896
     Ending AUV.........................  (a)$14.235    (a)$15.885    (a)$16.584    (a)$18.489    (a)$21.793
                                          (b)$13.987    (b)$15.530    (b)$16.133    (b)$17.896    (b)$20.305
     Ending Number of AUs...............  (a)309,473    (a)280,961    (a)313,262    (a)286,182    (a)201,282
                                          (b)0          (b)0          (b)0          (b)0          (b)0
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
     Beginning AUV......................  (a)$22.667    (a)$24.850    (a)$25.962    (a)$27.131    (a)$28.593
                                          (b)$23.138    (b)$24.218    (b)$25.176    (b)$26.178    (b)$27.451
     Ending AUV.........................  (a)$24.850    (a)$25.962    (a)$27.131    (a)$28.593    (a)$27.084
                                          (b)$24.218    (b)$25.176    (b)$26.178    (b)$27.451    (b)$25.873
     Ending Number of AUs...............  (a)2,798,319  (a)3,287,526  (a)2,982,051  (a)3,024,748  (a)2,653,204
                                          (b)82         (b)82         (b)82         (b)82         (b)82
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses.
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE AND COMBINATION HV & ROLL-UP DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:

The death benefit is calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

MAXIMUM ANNIVERSARY VALUE PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.  Contract value; or

     b.  Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.  Contract value; or

     b.  The lesser of:

          (1)  Continuation Net Purchase Payments; or

          (2)  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Purchase Payments reduced by:

          (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

          (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

          (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

          (1) Continuation Net Purchase Payments; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death,

         adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the Maximum Anniversary Value death benefit without election of an Optional Living Benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies. If the Continuing Spouse terminates the benefit or dies after the Latest Annuity Date, no Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     1. Contract value; or

     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     1. Contract value; or

     2. Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation

        Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1. Contact value; or

     2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     1. Contract value; or

     2. Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1. Contact value; or

     2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

IF THE CONTRACT WAS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1. The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1. Contract value; or

     2. Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
     PROSPECTUS PROVISION               AVAILABILITY OR VARIATION            ISSUE STATE
------------------------------------------------------------------------- ----------------
 Administration Charge           Contract Maintenance Fee is $30.           North Dakota
------------------------------------------------------------------------- ----------------
 Death Benefits                  If the contract is issued on or after      Washington
                                 your 83rd birthday, but before your
                                 86th birthday, the Maximum Anniversary
                                 Value death benefit is the greater of:
                                 1) contract value or 2) Net Purchase
                                 Payments. The Combination HV & Roll-Up
                                 and EstatePlus death benefits are not
                                 available.
------------------------------------------------------------------------- ----------------
 Death Benefits Upon             If you continue your contract on or        Washington
 Spousal Continuation            after your 83rd birthday, the death
                                 benefit is equal to contract value.
------------------------------------------------------------------------- ----------------
 Free Look                       If you reside in Arizona and are age 65    Arizona
                                 or older on your Contract Date, the
                                 Free Look period is 30 days
------------------------------------------------------------------------- ----------------
 Free Look                       If you reside in California and are age    California
                                 60 or older on your Contract Date, the
                                 Free Look period is 30 days.
------------------------------------------------------------------------- ----------------
 Income Phase                    You may begin the Income Phase any time    Florida
                                 after your first contract anniversary.
------------------------------------------------------------------------- ----------------
 MarketLock Income Plus          You may elect the current Maximum          Oregon
 MarketLock For Life Plus        Anniversary Withdrawal Amount to be
 MarketLock For Life             received monthly.
------------------------------------------------------------------------- ----------------
 MarketLock Income Plus          Charge will be deducted pro-rata from      Oregon
 MarketLock For Life Plus        Variable Portfolios only.                  Texas
 MarketLock For Life                                                        Washington
 MarketLock
 MarketLock For Two
 Polaris Income Rewards
 Capital Protector
------------------------------------------------------------------------- ----------------
 Premium Tax                     We deduct premium tax charges of 0.50%     California
                                 for Qualified contracts and 2.35% for
                                 Non-Qualified contracts based on
                                 contract value when you begin the
                                 Income Phase.
------------------------------------------------------------------------- ----------------
 Premium Tax                     We deduct premium tax charges of 2.0%      Maine
                                 for Non-Qualified contracts based on
                                 total Purchase Payments when you begin
                                 the Income Phase.
------------------------------------------------------------------------- ----------------
 Premium Tax                     We deduct premium tax charges of 3.5%      Nevada
                                 for Non-Qualified contracts based on
                                 contract value when you begin the
                                 Income Phase.
------------------------------------------------------------------------- ----------------
 Premium Tax                     For the first $500,000 in the contract,    South Dakota
                                 we deduct premium tax charges of 1.25%
                                 for Non-Qualified contracts based on
                                 total Purchase Payments when you begin
                                 the Income Phase. For any amount in
                                 excess of $500,000 in the contract, we
                                 deduct front-end premium tax charges of
                                 0.08% for Non-Qualified contracts based
                                 on total Purchase Payments when you
                                 begin the Income Phase.
------------------------------------------------------------------------- ----------------
 Premium Tax                     We deduct premium tax charges of 1.0%      West Virginia
                                 for Qualified contracts and 1.0% for
                                 Non-Qualified contracts based on
                                 contract value when you begin the
                                 Income Phase.
------------------------------------------------------------------------- ----------------
 Premium Tax                     We deduct premium tax charges of 1.0%      Wyoming
                                 for Non-Qualified contracts based on
                                 total Purchase Payments when you begin
                                 the Income Phase.
------------------------------------------------------------------------- ----------------
 Systematic Withdrawal           Minimum withdrawal amount is $250 per      Oregon
                                 withdrawal or the penalty free
                                 withdrawal amount.
------------------------------------------------------------------------- ----------------
 Transfer Privilege              Any transfer over the limit of 15 will     Pennsylvania
                                 incur a $10 transfer fee.                  Texas
------------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS PURCHASED
                              PRIOR TO MAY 3, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             MARKETLOCK INCOME PLUS
                              EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.


If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING BENEFITS.

How do I elect the Extension?


To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the Extension?


If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


-------------------------------------------------------
    NUMBER OF           CURRENT         ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE    AFTER EXTENSION
-------------------------------------------------------
       One                0.95%              1.20%
-------------------------------------------------------
       Two                1.20%              1.45%
-------------------------------------------------------



What are the investment requirements if I elect the Extension?



The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



----------------------------------------------------------------

-------------
   Option 1   Up to 50% in one or more of the following:
                American Funds Asset Allocation SAST
                Asset Allocation
                Balanced (JPM)
                Franklin Income VIP Fund
                MFS Total Return

              Up to 100% in one or more of the following:
                SunAmerica Dynamic Allocation Portfolio
                SunAmerica Dynamic Strategy Portfolio
                Cash Management Portfolio
----------------------------------------------------------------

   Option 2   25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Polaris Portfolio
              Allocator Models:
                Model 1, Model 2 or Model 3
----------------------------------------------------------------




As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

  Please forward a copy (without charge) of the Polaris Platinum(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: ---------------------------------------------------------------


Date: ----------------------------------    Signed: --------------------------------



  Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570